Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Nov. 16, 2012	Mar. 31, 2012
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	WAFD
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		106,227,990
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,769,037,232

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 751,430	$ 816,002
Available-for-sale securities, including encumbered securities of $0 and $965,927, at fair value	1,781,705	3,255,144
Held-to-maturity securities, including encumbered securities of $0 and $45,086, at amortized cost	1,191,487	47,036
Loans receivable, net	7,451,998	7,935,877
Covered loans, net	288,376	382,183
Interest receivable	46,857	52,332
Premises and equipment, net	178,845	166,593
Real estate held for sale	99,478	159,829
Covered real estate held for sale	29,549	56,383
FDIC indemnification asset	87,571	101,634
FHLB stock	149,840	151,755
Intangible assets, including goodwill of $251,653	256,076	256,271
Federal and state income taxes, net	22,513	0
Other assets	137,219	59,710
Assets	12,472,944	13,440,749
Customer accounts
Transaction deposit accounts	2,946,453	2,662,188
Time deposit accounts	5,630,165	6,003,715
Savings and Demand Accounts and Repurchase Agreements with Customers	8,576,618	8,665,903
FHLB advances	1,880,000	1,962,066
Other borrowings	0	800,000
Advance payments by borrowers for taxes and insurance	40,041	39,548
Federal and State income taxes, including net deferred assets (liabilities) of $8,449 and $(17,075)	0	1,535
Accrued expenses and other liabilities	76,533	65,164
Liabilities	10,573,192	11,534,216
Stockholders��� equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income, net of taxes	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533
Liabilities and Equity	$ 12,472,944	$ 13,440,749

Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Available-for-sale securities, encumbered securities	$ 0	$ 965,927
Held-to-maturity securities, encumbered securities	0	45,086
Intangible assets, goodwill	251,653	251,653
Federal and state income taxes, deferred assets (liabilities)	$ 8,449	$ (17,075)
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	129,950,223	129,853,534
Common stock, shares outstanding (in shares)	106,177,615	108,976,410
Treasury stock, shares (in shares)	23,772,608	20,877,124

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME
Loans	$ 484,833	$ 522,230	$ 561,069
Mortgage-backed securities	96,142	108,207	91,775
Investment securities and cash equivalents	9,296	14,198	10,716
Interest and dividend income, operating	590,271	644,635	663,560
INTEREST EXPENSE
Customer accounts	86,939	115,835	146,360
FHLB advances and other borrowings	106,310	111,861	122,741
Interest Expense	193,249	227,696	269,101
Net interest income	397,022	416,939	394,459
Provision for loan losses	44,955	93,104	179,909
Net interest income after provision for loan losses	352,067	323,835	214,550
OTHER INCOME
Gain on FDIC-assisted transaction	0	0	85,608
Prepayment penalty on FHLB advance	(95,565)	0	(8,150)
Gain on sale of investments	95,234	8,147	22,409
Other	16,848	17,786	20,563
Noninterest Income	16,517	25,933	120,430
OTHER EXPENSE
Compensation and benefits	77,628	72,034	69,879
Amortization of intangibles	1,509	1,447	2,140
Occupancy	15,971	14,480	13,933
FDIC insurance premiums	16,093	20,582	18,626
Other	34,631	29,496	28,830
Deferred loan origination costs	(2,978)	(1,980)	(1,928)
Noninterest Expense	142,854	136,059	131,480
Loss on real estate acquired through foreclosure, net	(9,819)	(40,050)	(80,475)
Income before income taxes	215,911	173,659	123,025
Income taxes
Current	61,138	88,373	(19,890)
Deferred	16,590	(25,855)	24,262
Income tax provision (benefit)	77,728	62,518	4,372
NET INCOME	138,183	111,141	118,653
Preferred dividends accrued	0	0	0
Net income available to common shareholders	$ 138,183	$ 111,141	$ 118,653
PER SHARE DATA
Basic earnings (in dollars per share)	$ 1.29	$ 1	$ 1.06
Diluted earnings (in dollars per share)	$ 1.29	$ 1	$ 1.05
Cash dividends per share (in dollars per share)	$ 0.32	$ 0.24	$ 0.2
Basic weighted average number of shares outstanding	107,108,703	111,383,877	112,438,059
Diluted weighted average number of shares outstanding, including dilutive stock options	107,149,240	111,460,106	112,745,261

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 138,183	$ 111,141	$ 118,653
Other comprehensive income (loss) net of tax:
Net unrealized gains (losses) on available-for-sale securities	(209,832)	48,939	(29,918)
Related tax benefit (expense)	77,113	(17,985)	10,995
Reclassification adjustment of net gains from sale of available-for-sale securities included in net income	95,234	8,147	17,009
Related tax benefit (expense)	(34,998)	(2,994)	(2,835)
Other comprehensive income (loss)	(72,483)	36,107	(4,749)
Comprehensive income	$ 65,700	$ 147,248	$ 113,904

Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance, Beginning of period at Sep. 30, 2009	$ 1,745,485,000	$ 129,320,000	$ 1,574,555,000	$ 196,164,000	$ 54,431,000	$ (208,985,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	118,653,000			118,653,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	(4,749,000)				(4,749,000)
Dividends paid on common stock	(22,450,000)			(22,450,000)
Compensation expense related to common stock	1,213,000		1,213,000
Proceeds from excercise of common stock options	1,759,000	145,000	1,614,000
Tax benefit related to exercise of common stock options	181,000		181,000
Restricted stock	1,055,000	91,000	964,000
Treasury stock	0
Balance, End of period at Sep. 30, 2010	1,841,147,000	129,556,000	1,578,527,000	292,367,000	49,682,000	(208,985,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,141,000			111,141,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	36,107,000				36,107,000
Dividends paid on common stock	(26,796,000)			(26,796,000)
Compensation expense related to common stock	1,087,000		1,087,000
Proceeds from excercise of common stock options	1,631,000	104,000	1,527,000
Tax benefit related to exercise of common stock options	55,000		55,000
Restricted stock	1,841,000	194,000	1,647,000
Treasury stock	(59,680,000)					(59,680,000)
Balance, End of period at Sep. 30, 2011	1,906,533,000	129,854,000	1,582,843,000	376,712,000	85,789,000	(268,665,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	138,183,000			138,183,000
Other comprehensive income adjustment, net of tax of $-2,760, $20,979, $-42,115:	(72,483,000)				(72,483,000)
Dividends paid on common stock	(34,115,000)			(34,115,000)
Compensation expense related to common stock	848,000		848,000
Proceeds from excercise of common stock options	357,000	29,000	328,000
Tax benefit related to exercise of common stock options	0		0
Restricted stock	2,343,000	67,000	2,276,000
Treasury stock	(41,914,000)					(41,914,000)
Balance, End of period at Sep. 30, 2012	$ 1,899,752,000	$ 129,950,000	$ 1,586,295,000	$ 480,780,000	$ 13,306,000	$ (310,579,000)

Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other comprehensive income, tax	$ (42,115)	$ 20,979	$ (2,760)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 138,183	$ 111,141	$ 118,653
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	31,046	20,663	21,624
Cash received from FDIC under loss share	3,456	32,828	92,551
Depreciation	7,587	6,667	5,766
Stock option compensation expense	848	1,087	1,213
Provision for loan losses	44,955	93,104	179,909
(Gain) loss on investment securities and real estate held for sale, net	(100,952)	23,315	58,066
Loss on extinguishment of debt	95,565	0	0
Gain on FDIC-assisted transaction	0	0	(85,608)
Decrease (increase) in accrued interest receivable	5,726	(3,312)	7,999
Increase in FDIC loss share receivable	(3,284)	(10,470)	0
Increase (decrease) in income taxes payable	18,066	(11,351)	(23,408)
Decrease (increase) in other assets	(74,889)	21,600	(51,641)
Increase (decrease) in accrued expenses and other liabilities	8,649	(23,575)	(74,243)
Net cash provided by (used in) operating activities	174,956	261,697	250,881
CASH FLOWS FROM INVESTING ACTIVITIES
Net principal collections (loan originations)	544,240	400,054	281,826
FHLB stock redeemed	1,830	0	0
Available-for-sale securities purchased	(2,442,184)	(1,585,945)	(1,774,343)
Principal payments and maturities of available-for-sale securities	1,608,603	727,379	1,052,545
Available-for-sale securities sold	2,257,913	131,361	496,024
Held-to-maturity securities purchased	(1,167,121)	0	0
Principal payments and maturities of held-to-maturity securities	23,082	33,874	23,128
Net cash received from acquisition	50,576	0	111,684
Proceeds from sales of real estate held for sale	175,832	110,400	129,447
Covered REO purchased	33,579	29,383	0
Increase in intangible assets	(1,061)	0	0
Premises and equipment purchased and REO improvements	(30,949)	(10,539)	(13,027)
Net cash provided (used) by investing activities	1,054,340	(164,033)	307,284
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	(225,068)	(186,637)	190,702
Proceeds from long-term borrowings	0	200,000	200,000
Repayments of long-term borrowings	(995,306)	(100,000)	(539,034)
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Dividends paid on common stock	(32,430)	(25,697)	(22,450)
Treasury stock purchased, net	(41,914)	(59,680)	0
Decrease in advance payments by borrowers for taxes and insurance	493	44	911
Net cash used by financing activities	(1,293,868)	(170,284)	(167,931)
Increase (decrease) in cash and cash equivalents	(64,572)	(72,620)	390,234
Cash and cash equivalents at beginning of period	816,002	888,622	498,388
Cash and cash equivalents at ending of period	751,430	816,002	888,622
Non-cash investing activities
Non-covered real estate acquired through foreclosure	160,971	112,693	222,057
Covered real estate acquired through foreclosure	15,905	54,638	34,536
Cash paid during the period for
Interest	199,735	228,444	269,478
Income taxes	59,596	73,798	27,503
The following summarizes the non-cash activities related to acquisitions
Fair value of assets and intangible acquired, including goodwill	124,594	0	1,091,629
Fair value of liabilities assumed	(154,493)	0	(1,047,981)
Net fair value of assets (liabilities)	$ (29,899)	$ 0	$ 43,648

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.
Description of business. Washington Federal is a unitary thrift holding company. The Company's principal operating subsidiary is Washington Federal (Bank). The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 166 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
The Company's fiscal year end is September 30th. All references to 2012, 2011 and 2010 represent balances as of September 30, 2012, September 30, 2011 and September 30, 2010, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Acquisitions. Western National Bank. Effective December 16, 2011, Washington Federal, acquired certain assets and liabilities, including most of the loans and deposits, of Western National Bank, headquartered in Phoenix, Arizona (“WNB”) from the Federal Deposit Insurance Corporation (“FDIC”) in an FDIC-assisted transaction. Under the terms of the Purchase and Assumption Agreement, the Company and the FDIC agreed to a discount of $53 million on net assets and no loss sharing provision or premium on deposits. WNB operated three full-service offices in Arizona. The Company acquired certain assets with a book value of $177 million, including $143 million in loans and $7 million in foreclosed real estate, and selected liabilities with a book value of $153 million, including $136 million in deposits. Pursuant to the purchase and assumption agreement with the FDIC, the Company received a cash payment from the FDIC for $30 million. The operating results of the Company include the operating results produced by the acquired assets and assumed liabilities for the period December 16, 2011 to September 30, 2012.

Charter Bank. Effective October 14, 2011, the Company acquired six branch locations, four in Albuquerque, New Mexico, and two in Santa Fe, New Mexico, from Charter Bank. $254,821,000 of deposits were acquired for a premium of $1,061,000.

Horizon Bank. Effective January 8, 2010, the Bank acquired certain assets and liabilities, including most of the loans and deposits, of Horizon Bank, headquartered in Bellingham, Washington (“Horizon”) from the Federal Deposit Insurance Corporation (“FDIC”), as receiver for Horizon. The Bank acquired certain assets with a book value of $1.19 billion, including $968 million in loans and $32 million in foreclosed real estate, and selected liabilities with a book value of one billion thirty million, including $820 million in deposits. The loans and foreclosed real estate purchased are covered by two loss share agreements between the FDIC and the Bank (one for single family loans and the other for all other loans and foreclosed real estate), which affords the Bank significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to $536 million and 95% of losses in excess of that amount. The term for loss sharing on residential real estate loans is 10 years, while the term for loss sharing on non-residential real estate loans is 5 years with respect to losses and 8 years with respect to loss recoveries. The losses reimbursable by the FDIC are based on the book value of the relevant loan as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the loss share agreements. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.
Covered loans. Covered loans are the loans acquired from Horizon in 2010 and recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.
Acquired credit impaired loans. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the core deposit intangibles on a straight line basis over their estimated lives of between 5 and 8 years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2010	$251,653	$1,775	$4,290	$257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	251,653	1,246	3,372	256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	$251,653	$286	$4,137	$256,076

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2013	$1,314
2014	1,314
2015	1,014
2016	396
2017	99

Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2012, 2011 and 2010 were 934,880, 2,190,123 and 1,941,633, respectively.
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with current U.S. GAAP or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current U.S. GAAP. The guidance in this ASU is effective for the first interim or annual period beginning on or after January 1, 2013 and should be applied retrospectively. This new guidance is not expected to have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. Under the amendments in ASU 2011-05, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments in ASU 2011-05 require that reclassification adjustments be presented in interim financial periods. The amendments in ASU 2011-12 supersede and defer changes to those paragraphs in ASU 2011-05 that pertain to how, when and where reclassification adjustments are presented while the FASB redeliberates the presentation of reclassification adjustments. All other requirements of ASU 2011-05 are not affected by ASU 2011-12. The Company adopted this ASU and the guidance had no impact on the Company's financial condition and results of operations.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. This ASU permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance in Subtopic 350-30 required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the fair value of the asset is less than its carrying amount, an entity should recognize an impairment loss in the amount of the difference. In accordance with the amendments in this ASU, an entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in Update 2011-08. The Company early adopted this ASU and the guidance had no impact on the Company's financial condition and results of operations.

In October 2012, the FASB issued ASU 2012-06, Business Combinations. This ASU addresses the diversity in practice about how to interpret the terms on the same basis and contractual limitations when subsequently measuring an indemnification asset recognized in a government-assisted (Federal Deposit Insurance Corporation or National Credit Union Administration) acquisition of a financial institution that includes a loss-sharing agreement. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2012 and should be applied prospectively. The Company is evaluating the impact this ASU will have on its consolidated financial condition and results of operations.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2012 to conform to current year classifications.

Investment Securities	12 Months Ended
Sep. 30, 2012
Investment Securities [Abstract]
Investment Securities
    INVESTMENT SECURITIES

September 30,	2012
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$19,999	$42	$(6)	$20,035	0.57%
1 to 5 years	—	—	—	—	—
5 to 10 years	59,300	4,225	—	63,525	2.21%
Over 10 years	100,000	—	—	100,000	1.05%
Corporate bonds due
1 to 5 years	336,340	2,810	(61)	339,089	0.91%
5 to 10 years	62,919	1,324	(7)	64,236	2.73%
Municipal bonds due
Over 10 years	20,442	4,402	—	24,844	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,161,668	9,358	(1,050)	1,169,976	2.28%
	1,760,668	22,161	(1,124)	1,781,705	1.99%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year	795	7	—	802	5.80%
1 to 5 years	—	—	—	—	—%
5 to 10 years	—	—	—	—	—%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	1,190,692	25,729	—	1,216,421	3.10%
	1,191,487	25,736	—	1,217,223	3.10%
	$2,952,155	$47,897	$(1,124)	$2,998,928	2.44%

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—%
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
1 to 5 years
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year					—%
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

$2,257,913,000 of available-for-sale securities were sold in 2012, resulting in a gain of $95,234,000. $131,361,000 of available-for-sale securities were sold in 2011, resulting in a net gain of $8,147,000. $496,024,000 of available-for-sale securities were sold in 2010, resulting in a net gain of $22,409,000.

Substantially all mortgage-backed securities have contractual due dates that exceed twenty-five years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2012, by length of time that individual securities in each category have been in a continuous loss position. The Company had $10.0 million securities in a continuous loss position for 12 or more months at September 30, 2012, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2012
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(61)	$14,939	$(7)	$9,994	$(68)	$24,933
U.S. agency securities	(6)	19,493	—	—	(6)	19,493
Agency pass-through certificates	(1,050)	201,749	—	—	(1,050)	201,749
	$(1,117)	$236,181	$(7)	$9,994	$(1,124)	$246,175

Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-acquired loans
Single-family residential	$5,778,922	73.5%	$6,218,878	74.9%
Construction - speculative	129,637	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	124,677	1.6	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2.0
Multi-family	710,140	9.0	700,673	8.4
Commercial real estate	319,210	4.1	303,442	3.7
Commercial & industrial	162,823	2.1	109,332	1.3
HELOC	112,902	1.4	115,092	1.4
Consumer	63,374	0.8	67,509	0.8
Total non-acquired loans	7,755,219	98.6	8,299,074	100
Credit-impaired acquired loans
Single-family residential	342	—	—	—
Construction - speculative	1,889	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	3,702	0.1	—	—
Land - consumer lot loans	—	—	—	—
Multi-family	601	—	—	—
Commercial real estate	87,154	1.1	—	—
Commercial & industrial	3,292	—	—	—
HELOC	14,040	0.2	—	—
Consumer	97	—	—	—
Total credit-impaired acquired loans	111,117	1.4	—	—
Total loans
Single-family residential	5,779,264	73.5	6,218,878	74.9
Construction - speculative	131,526	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	128,379	1.7	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2
Multi-family	710,741	9.0	700,673	8.4
Commercial real estate	406,364	5.2	303,442	3.7
Commercial & industrial	166,115	2.1	109,332	1.3
HELOC	126,942	1.6	115,092	1.4
Consumer	63,471	0.8	67,509	0.8
Total loans	7,866,336	100%	8,299,074	100%
Less:
Allowance for probable losses	133,147		157,160
Loans in process	213,286		170,229
Discount on acquired loans	33,484		—
Deferred net origination fees	34,421		35,808
	414,338		363,197
	$7,451,998		$7,935,877

The Company originates fixed and adjustable interest rate loans, which at September 30, 2012 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$259,208	Less than 1 year	$164,682
1 to 3 years	151,418	1 to 3 years	237,263
3 to 5 years	197,642	3 to 5 years	155,987
5 to 10 years	337,819	5 to 10 years	444,389
10 to 20 years	943,963	10 to 20 years	54,017
Over 20 years	4,603,237	Over 20 years	316,711
	$6,493,287		$1,373,049

Gross loans by geographic concentration were as follows:

September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,604,501	$237,687	$62,052	$71,576	$127,669	$78,446	$232,756	$78,026	$60,226	$71,271	$3,624,210
Oregon	907,462	289,289	12,401	28,023	34,983	19,014	5,849	10	—	7,555	1,304,586
Other	339,226	4,464	—	105	—	—	4,014	79,344	3,209	476	430,838
Idaho	401,987	24,517	4,982	13,800	4,975	11,242	610	86	—	4,748	466,947
Arizona	619,503	66,257	15,605	12,065	21,051	9,597	93,654	5,240	—	21,672	864,644
Utah	469,741	53,707	12,411	9,643	16,103	3,177	482	37	—	6,528	571,829
New Mexico	179,252	19,211	17,682	3,966	3,105	8,804	56,672	3,372	36	14,398	306,498
Texas	145,304	11,236	3,246	1,306	1,804	1,246	12,327	—	—	—	176,469
Nevada	112,288	4,373	—	1,360	2,000	—	—	—	—	294	120,315
	$5,779,264	$710,741	$128,379	$141,844	$211,690	$131,526	$406,364	$166,115	$63,471	$126,942	$7,866,336

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	33.2%	3.0%	0.7%	0.8%	1.7%	1.2%	2.9%	1.0%	0.8%	0.8%	46.1%
Oregon	11.5	3.7	0.2	0.4	0.4	0.2	0.1	—	—	0.1	16.6
Other	4.3	0.1	—	—	—	—	0.1	1.0	—	—	5.5
Idaho	5.1	0.3	0.1	0.2	0.1	0.1	—	—	—	0.1	6.0
Arizona	7.9	0.8	0.2	0.2	0.3	0.1	1.2	0.1	—	0.3	11.1
Utah	6.0	0.7	0.2	0.1	0.2	—	—	—	—	0.1	7.3
New Mexico	2.3	0.2	0.2	0.1	—	0.1	0.7	—	—	0.2	3.8
Texas	1.8	0.1	—	—	—	—	0.2	—	—	—	2.1
Nevada	1.4	0.1	—	—	—	—	—	—	—	—	1.5
	73.5%	9.0%	1.6%	1.8%	2.7%	1.7%	5.2%	2.1%	0.8%	1.6%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	45.1%	33.5%	48.2%	50.4%	60.3%	59.7%	57.4%	46.9%	94.8%	56.2%
Oregon	15.7	40.7	9.7	19.8	16.5	14.5	1.4	—	—	6.0
Other	5.9	0.6	—	0.1	—	—	1.0	47.8	5.1	0.4
Idaho	7.0	3.4	3.9	9.7	2.4	8.5	0.2	0.1	—	3.7
Arizona	10.7	9.3	12.2	8.5	9.9	7.3	23.0	3.2	—	17.1
Utah	8.1	7.6	9.7	6.8	7.6	2.4	0.1	—	—	5.1
New Mexico	3.1	2.7	13.8	2.8	1.5	6.7	13.9	2.0	0.1	11.3
Texas	2.5	1.6	2.5	0.9	0.9	0.9	3.0	—	—	—
Nevada	1.9	0.6	—	1.0	0.9	—	—	—	—	0.2
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2012	September 30, 2011
	(In thousands)
Recorded investment in impaired loans	$565,553	$476,822
Impaired loans with allocated reserves	44,167	123,862
Reserves on impaired loans	15,983	41,912
Average balance of impaired loans	523,363	486,665
Interest income from impaired loans	28,366	28,081
Outstanding fixed-rate origination commitments	151,990	67,542
Loans serviced for others	58,673	102,775

The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$131,193	75.7%	$126,624	60.3%
Construction - speculative	10,634	6.1	15,383	7.3
Construction - custom	539	0.3	635	0.3
Land - acquisition & development	13,477	7.8	37,339	17.7
Land - consumer lot loans	5,149	3.0	8,843	4.2
Multi-family	4,185	2.4	7,664	3.6
Commercial real estate	7,653	4.4	11,380	5.4
Commercial & industrial	16	—	1,679	0.8
HELOC	198	0.1	481	0.2
Consumer	383	0.2	437	0.2
Total non-accrual loans	$173,427	100%	$210,465	100%

The following tables provide an analysis of the age of loans in past due status :

September 30, 2012	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,776,002	$5,618,261	$34,035	$16,276	$107,430	$157,741	2.73%
Construction - Speculative	88,849	85,785	142	190	2,732	3,064	3.45
Construction - Custom	107,882	107,215	128	—	539	667	0.62
Land - Acquisition & Development	119,192	106,321	853	1,004	11,014	12,871	10.80
Land - Consumer Lot Loans	141,772	134,560	1,688	375	5,149	7,212	5.09
Multi-Family	676,917	672,263	718	67	3,869	4,654	0.69
Commercial Real Estate	292,261	284,427	699	3,153	3,982	7,834	2.68
Commercial & Industrial	162,802	162,778	8	—	16	24	0.01
HELOC	112,902	112,482	158	64	198	420	0.37
Consumer	63,374	61,405	1,155	431	383	1,969	3.11
Total non-acquired loans	7,541,953	7,345,497	39,584	21,560	135,312	196,456	2.60%

Credit-impaired acquired loans
Single-Family Residential	342	342	—	—	—	—	—%
Construction - Speculative	1,889	1,889	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	3,702	3,219	365	—	118	483	13.05
Land - Consumer Lot Loans	—	—	—	—	—	—	—
Multi-Family	601	—	601	—	—	601	100.00
Commercial Real Estate	87,134	78,959	412	2,549	5,214	8,175	9.38
Commercial & Industrial	3,292	3,054	238	—	—	238	7.23
HELOC	14,040	13,950	—	90	—	90	0.64
Consumer	97	95	2	—	—	2	2.06
Total credit-impaired acquired loans	111,097	101,508	1,618	2,639	5,332	9,589	8.63%

Total loans	$7,653,050	$7,447,005	$41,202	$24,199	$140,644	$206,045	2.69%

Most loans restructured in troubled debt restructurings ("TDRs") are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans. As of September 30, 2012 single-family residential loans comprised 83% of restructured loans.
The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured:

	September 30, 2012			September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Troubled Debt Restructurings:
Single-Family Residential	787	$183,548	$183,548	681	$177,216	$177,216
Construction - Speculative	24	6,703	6,703	12	2,499	2,499
Construction - Custom	1	1,196	1,196	—	—	—
Land - Acquisition & Development	26	5,489	5,489	3	3,909	3,909
Land - Consumer Lot Loans	38	5,237	5,237	62	8,745	8,745
Multi-Family	4	3,104	3,104	9	10,360	10,360
Commercial Real Estate	4	6,224	6,224	—	—	—
Commercial & Industrial	—	—	—	—	—	—
HELOC	5	707	707	1	99	99
Consumer	—	—	—	—	—	—
	889	$212,208	$212,208	768	$202,828	$202,828

	September 30, 2012		September 30, 2011
	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-Family Residential	123	$24,431	103	$27,878
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	5	779
Land - Consumer Lot Loans	12	1,402	—	—
Multi-Family	—	—	1	983
Commercial Real Estate	—	—	—	—
Commercial & Industrial	—	—	—	—
HELOC	—	—	—	—
Consumer	—	—	—	—
	135	$25,833	109	$29,640

The excess of cash flows expected to be collected over the initial fair value of acquired impaired loans is referred to as the accretable yield and is accreted into interest income over the estimated life of the acquired loans using the effective yield method. Other adjustments to the accretable yield include changes in the estimated remaining life of the acquired loans, changes in expected cash flows and changes of indices for acquired loans with variable interest rates.

The following table shows the changes in accretable yield for acquired impaired loans for the years ended September 30, 2012 and 2011:

	September 30, 2012		September 30, 2011
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)
Balance at beginning of period	$—	$—	$—	$—
Additions	21,384	93,691	—	—
Reclassification from nonaccretable balance, net	—	—	—	—
Accretion	(4,456)	4,456	—	—
Transfers to REO	—	(2,616)	—	—
Payments received, net	—	(17,918)	—	—
Balance at end of period	$16,928	$77,613	$—	$—

The following table shows loans acquired during 2012 and 2011 for which it was probable at acquisition that all contractually required payments would not be collected:

Western National Bank
December 16, 2011
Contractually required payments of interest and principal	$171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected (1)	115,075
Accretable yield	(21,384)
Carrying value of acquired loans	$93,691
(1) Represents undiscounted expected principal and interest cash flows

Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2012
Allowance for Losses on Loans [Abstract]
Allowance for Losses on Loans
Allowance for Losses on Loans

The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2012 and 2011:

September 30, 2012	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$83,307	$(53,789)	$8,164	$44,133	$81,815
Construction - speculative	13,828	(4,916)	711	2,437	12,060
Construction - custom	623	—	—	(276)	347
Land - acquisition & development	32,719	(16,978)	1,341	(1,484)	15,598
Land - consumer lot loans	5,520	(2,670)	—	2,087	4,937
Multi-family	7,623	(1,393)	504	(1,454)	5,280
Commercial real estate	4,331	(814)	225	(1,786)	1,956
Commercial & industrial	5,099	(249)	2,366	410	7,626
HELOC	1,139	(232)	66	(8)	965
Consumer	2,971	(3,538)	1,480	1,650	2,563
	$157,160	$(84,579)	$14,857	$45,709	$133,147

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

The Company recorded a $44,955,000 provision for loan losses during the fiscal year ended September 30, 2012, while a $93,104,000 provision was recorded for the year ended September 30, 2011. The provision for loan losses for 2012 was $44,955,000, which was made up of the $45,709,000 shown above less $754,000 in provision reversal related to covered loans. Non-performing assets (“NPAs”) amounted to $272,905,000, or 2.19%, of total assets at September 30, 2012, compared to $370,294,000, or 2.76%, of total assets one year ago. Covered loans are not classified as non-performing loans because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under FDIC loss sharing agreements. The reversal of allowance for credit losses related to the acquired loans resulted from increased expectations of future cash flows due to decreased credit losses for certain acquired loan pools. Non-accrual loans decreased from $210,465,000 at September 30, 2011, to $173,427,000 at September 30, 2012, a 17.6% decrease. The Company had net charge-offs of $69,721,000 for the twelve months ended September 30, 2012, compared with $98,285,000 of net charge-offs for the same period one year ago. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet its contractual obligations. $117,164,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $15,983,000 was made up of specific reserves on loans that were deemed to be impaired at September 30, 2012. For the period ending September 30, 2011, $115,248,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining $41,912,000 was made up of specific reserves on loans that were deemed to be impaired. The primary reasons for the shift in total allowance allocation from specific reserves to general reserves is due to the Company having already addressed many of the problem loans focused in the speculative construction and land A&D portfolios, combined with an increase in delinquencies and elevated charge-offs in the single-family residential portfolio.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2012 and 2011:

September 30, 2012	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$81,737	$5,694,337	1.4%	$78	$84,584	0.1%
Construction - speculative	9,079	104,312	8.7	2,981	25,325	11.8
Construction - custom	347	211,690	0.2	—	—	—
Land - acquisition & development	6,697	47,294	14.2	8,901	77,383	11.5
Land - consumer lot loans	4,176	138,666	3.0	761	3,178	23.9
Multi-family	2,818	694,140	0.4	2,462	16,000	15.4
Commercial real estate	1,158	292,550	0.4	798	26,660	3.0
Commercial & industrial	7,624	161,689	4.7	2	1,134	0.2
HELOC	965	112,812	0.9	—	90	—
Consumer	2,563	63,374	4.0	—	—	—
	$117,164	$7,520,864	1.6%	$15,983	$234,354	6.8%
 ___________________

(1)	Excludes covered loans & credit impaired acquired loans

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

The Company has an asset quality review function that analyzes its loan portfolios and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and Management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2012 and 2011:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

Credit Risk Profile Based on Payment Activity:

September 30, 2012	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,647,729	97.7%	$131,193	2.3%
Construction - speculative	119,003	91.8	10,634	8.2
Construction - custom	211,151	99.7	539	0.3
Land - acquisition & development	111,200	89.2	13,477	10.8
Land - consumer lot loans	136,695	96.4	5,149	3.6
Multi-family	705,955	99.4	4,185	0.6
Commercial real estate	311,557	97.6	7,653	2.4
Commercial & industrial	162,807	100.0	16	—
HELOC	112,704	99.8	198	0.2
Consumer	62,991	99.4	383	0.6
	$7,581,792	97.8%	$173,427	2.2%

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

The following tables provide information on impaired loans based on loan types as of September 30, 2012 and 2011:

September 30, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$106,955	$124,342	$—		$49,524
Construction - speculative	13,726	16,568	—		13,581
Construction - custom	—	—	—		—
Land - acquisition & development	18,000	30,209	—		16,417
Land - consumer lot loans	1,677	2,185	—		487
Multi-family	8,792	8,991	—		6,935
Commercial real estate	31,190	42,656	—		12,946
Commercial & industrial	1,146	7,363	—		581
HELOC	90	1,066	—		36
Consumer	—	4	—		—
	181,576	233,384	—		100,507
With an allowance recorded:
Single-family residential	317,901	317,901	25,723		305,350
Construction - speculative	12,836	12,836	2,981		12,822
Construction - custom	—	—	—		—
Land - acquisition & development	20,750	20,750	8,901		21,650
Land - consumer lot loans	13,881	13,881	761		13,126
Multi-family	14,153	14,555	2,462		14,279
Commercial real estate	3,722	3,722	798		2,897
Commercial & industrial	—	2	2		22
HELOC	734	734	—		743
Consumer	—	—	—		—
	383,977	384,381	41,628	(1)	370,889
Total:
Single-family residential	424,856	442,243	25,723		354,874
Construction - speculative	26,562	29,404	2,981		26,403
Construction - custom	—	—	—		—
Land - acquisition & development	38,750	50,959	8,901		38,067
Land - consumer lot loans	15,558	16,066	761		13,613
Multi-family	22,945	23,546	2,462		21,214
Commercial real estate	34,912	46,378	798		15,843
Commercial & industrial	1,146	7,365	2		603
HELOC	824	1,800	—		779
Consumer	—	4	—		—
	$565,553	$617,765	$41,628	(1)	$471,396
____________________

(1)	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves.

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675

____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.

Interest Receivable	12 Months Ended
Sep. 30, 2012
Interest Receivable [Abstract]
Interest Receivable	INTEREST RECEIVABLE

September 30,	2012	2011
	(In thousands)
Loans receivable	$40,600	$38,997
Mortgage-backed securities	5,187	11,293
Investment securities	1,070	2,042
	$46,857	$52,332

Premises and Equipment	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

September 30,		2012	2011
		(In thousands)
	Estimated Useful Life
Land	—	$82,426	$78,282
Buildings	25 - 40	114,106	102,403
Leasehold improvements	7 - 15	7,530	6,919
Furniture, fixtures and equipment	2 - 10	33,522	31,036
		237,584	218,640
Less accumulated depreciation and amortization		(58,739)	(52,047)
		$178,845	$166,593

The Company has non-cancelable operating leases for branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, were as follows: $3.3 million for 2013, $2.6 million for 2014, $2.0 million for 2015, $1.1 million for 2016 and $2.6 million thereafter. Rental expense, including amounts paid under month-to-month cancelable leases, amounted to $3,825,000, $3,083,000 and $3,170,000 in 2012, 2011 and 2010, respectively.

Customer Accounts	12 Months Ended
Sep. 30, 2012
Customer Accounts [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

September 30,	2012	2011
	(In thousands)
Checking accounts, .50% and under	$894,639	$779,053
Passbook and statement accounts, .50% and under	314,634	255,396
Insured money market accounts, .01% to .75%	1,737,180	1,627,739
Certificate accounts
Less than 2.00%	4,308,341	4,170,232
2.00% to 2.99%	841,520	1,229,918
3.00% to 3.99%	381,324	418,720
4.00% to 4.99%	98,119	174,854
5.00% to 5.99%	861	9,991
Total certificates	5,630,165	6,003,715
	$8,576,618	$8,665,903
Certificate maturities are as follows:
September 30,	2012	2011
	(In thousands)
Within 1 year	$3,556,701	$3,973,028
1 to 2 years	1,013,450	1,388,885
2 to 3 years	425,559	274,704
Over 3 years	634,455	367,098
	$5,630,165	$6,003,715

Customer accounts over $250,000 totaled $1,036,388,000 as of September 30, 2012 and $921,462,000 as of September 30, 2011.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2012	2011	2010
	(in thousands)
Checking accounts	$857	$1,908	$2,299
Passbook and statement accounts	574	682	1,100
Insured money market accounts	4,609	7,148	12,121
Certificate accounts	81,506	106,878	131,567
	87,546	116,616	147,087
Less early withdrawal penalties	(607)	(781)	(727)
	$86,939	$115,835	$146,360
Weighted average interest rate at end of year	0.90%	1.14%	1.51%
Weighted daily average interest rate during the year	0.99%	1.32%	1.69%

FHLB Advances	12 Months Ended
Sep. 30, 2012
FHLB Advances [Abstract]
Federal Home Loan Bank Advances
FHLB ADVANCES

Maturity dates of FHLB advances were as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	100,000	—
4 to 5 years	500,000	1,212,066
More than 5 years	1,280,000	750,000
	$1,880,000	$1,962,066

$450,000,000 of the 2012 advances and $1,150,000,000 of the 2011 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	$275,000	$1,100,000
1 to 3 years	275,000	450,000
4 to 5 years	500,000	412,066
More than 5 years	830,000	—
	$1,880,000	$1,962,066

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2012	2011	2010
	(In thousands)
Weighted average interest rate at end of year	3.60%	4.10%	4.24%
Weighted daily average interest rate during the year	4.14%	4.35%	4.46%
Daily average of FHLB advances	$1,949,019	$1,883,135	$2,070,843
Maximum amount of FHLB advances at any month end	1,961,895	1,962,616	2,078,695
Interest expense during the year	80,617	81,994	92,402

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.

Other Borrowings	12 Months Ended
Sep. 30, 2012
Other Borrowings [Abstract]
Other Borrowings
OTHER BORROWINGS

Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	200,000
	$—	$800,000

$0 of the 2012 and $500,000,000 of the 2011 reverse repurchase agreements and other borrowings included in the above table are callable by the counterparty. If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$200,000
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	—
	$—	$800,000

Other borrowings on the Consolidated Statements of Financial Condition at September 30, 2012 and 2011 included $0 and $800,000,000, respectively, of reverse repurchase agreements presented in the table above.

The Bank has historically entered into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. During the three years ended September 30, 2012, all of the Company’s transactions were fixed-coupon reverse repurchase agreements. The dollar amount of securities underlying the agreements remain in the asset accounts. The securities pledged are registered in the Company’s name, and principal and interest payments are received by the Company; however, the securities are held by the designated trustee of the broker. Upon maturity of the agreements, the identical securities pledged as collateral will be returned to the Company.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	3.90%	3.90%
Weighted daily average interest rate during the year	3.71%	3.73%	3.90%
Daily average of securities sold under agreements to repurchase	$692,896	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	25,693	29,867	29,867

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	—%	—%
Weighted daily average interest rate during the year	—%	—%	4.98%
Daily average of other borrowings	—	$—	$9,479
Maximum other borrowings at any month end	—	—	14,310
Interest expense during the year	—	—	22

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
The Consolidated Statements of Financial Condition at September 30, 2012 and 2011 include net deferred tax assets (liabilities) of $8,449,000 and $(17,075,000), respectively, that have been provided for the temporary differences between the tax basis and the financial statement carrying amounts of liabilities and assets. The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2012	2011
	(In thousands)
Deferred tax assets
Loan loss reserves	$48,932	$56,930
REO reserves	24,003	41,268
Asset Purchase Tax Basis Difference (net)	29,165	27,068
Delinquent accrued interest	5,932	7,380
Other, net	958	1,236
Total deferred tax assets	108,990	133,882
Deferred tax liabilities
FDIC indemnification asset	21,050	24,973
Federal Home Loan Bank stock dividends	35,557	36,161
Valuation adjustment on available-for-sale securities	7,731	49,845
Loan origination costs	12,670	13,098
Depreciation	22,313	24,751
Deferred gain on forward commitments	—	890
Core deposit intangible	1,220	1,239
Total deferred tax liabilities	100,541	150,957
Net deferred tax asset (liability)	8,449	(17,075)
Current tax asset (liability)	14,064	15,540
Net tax asset (liability)	$22,513	$(1,535)

A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2012	2011	2010
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	—	(32)
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	36%	4%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In thousands)
Balance at October 1,	$4,191	$3,893
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	506	520
Reductions	—	—
Settlements with taxing authorities	—	—
Lapses in statues of limitations	(188)	(222)
Balance at September 30,	$4,509	$4,191

As of 2012 and 2011, the Company's liability for uncertain tax positions was $3.2 million and $3.0 million, respectively. Included in the balance of unrecognized tax benefits at 2012, are $1.1 million of tax benefits that, if recognized, would affect the effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense. As of 2012 and 2011, there were approximately $2.0 million and $1.6 million, respectively, of accrued interest and $0.3 million and $0.3 million, respectively, of accrued penalties.
Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next twelve months will have a significant impact on the results of operations or the financial position of the Company.
The Company's federal income tax returns are open for the tax years 2009 through 2012. State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company has various state income tax returns in the process of examination, administrative appeals or litigation. The Company's unrecognized tax benefits are related to state returns open from 1999 through 2011.
The Company has been examined by the Internal Revenue Service through the year ended September 30, 1990. There were no material changes made to the Company's originally reported taxable income as a result of this examination.

401(k) and Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
401(k) and Employee Stock Ownership Plan
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN

The Company maintains a 401(k) and Employee Stock Ownership Plan (Plan) for the benefit of its employees. Company contributions are made semi-annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or $49 thousand. Under provisions of the Plan, employees are eligible to participate on the date of hire and become fully vested in the Company's contributions following six years of service. In August 1995 the Company received a favorable determination from the Internal Revenue Service to include an Employee Stock Ownership feature as part of the Plan. This feature allows employees to direct a portion of their vested account balance toward the purchase of Company stock. Company contributions to the Plan amounted to $5,400,000, $5,400,000 and $4,800,000 for the years ended 2012, 2011 and 2010, respectively.

Stock Option Plans	12 Months Ended
Sep. 30, 2012
Stock Options [Abstract]
Stock Option Plans
STOCK OPTION PLANS

The Company has one equity-based compensation plan which was approved by stockholders and provides for a combination of stock options and stock grants. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. Stockholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan. Of the 5,000,000 total shares authorized by stockholders under the Plan, 4,626,350 shares remain available for issuance.

The fair value of options granted is estimated on the date of grant using the Black-Scholes option-pricing model. This model requires input of highly subjective assumptions, changes to which can materially affect the fair value estimate. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding. The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2012	2011	2010
Annual dividend yield	2.34%	1.89%	1.20%
Expected volatility	31%	30%	26%
Risk-free interest rate	0.77%	2.00%	2.20%
Expected life	4.5 years	4.5 years	4.5 years

A summary of option activity under the Plans as of 2012, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2011	2,741,240	$19.97
Granted	3,000	17.07
Exercised	(28,389)	12.57
Forfeited	(415,745)	16.92
Outstanding at September 30, 2012	2,300,106	$20.60	4	$1,269
Exercisable at September 30, 2012	1,685,834	$21.69	3	$602

Miscellaneous information related to stock options is presented below:

	2012	2011	2010
	(Dollars in thousands)
Compensation cost for stock options	$848	$1,087	$1,213
Weighted avg. grant date FV	3.53	3.89	4.43
Total intrinsic value of options exercised	125	259	975
Grant date FV of options exercised	54	312	482
Cash received from option exercises	—	1,630	1,760
Tax benefit realized for option exercises	—	37	227

A summary of the status of the Company's nonvested options as of 2012, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2011	1,008,858	$3.02
Granted	3,000	3.53
Vested	(310,591)	2.59
Forfeited	(86,995)	3.28
Outstanding at September 30, 2012	614,272	$3.20

As of September 30, 2012, unrecognized compensation cost for stock options, net of forfeitures, totaled $1,352,000, which is expected to be recognized over a weighted average remaining period of 1.7 years.
The Company also grants shares of restricted stock pursuant to its plans. These shares of restricted stock vest over a period of one to seven years. The Company has issued a total of 630,735 shares of restricted stock, with a fair market value at the date of grant of $10.7 million As of 2012, 189,609 shares remained restricted. The Company accounts for restricted stock grants by recording the fair value of the grant to compensation expense over the vesting period. Compensation expense related to restricted stock was $1,992,000, $1,537,000 and $1,055,000 for the years ended 2012, 2011 and 2010, respectively.

Stockholders' Equity	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (OCC). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about capital components, risk-weightings and other factors. The Company and the Bank are subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2012 and 2011 , the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2012	(In thousands)
Total capital to risk-weighted assets	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I capital to risk-weighted assets	1,577,280	26.03	NA	NA	363,617	6.00
Core capital to adjusted tangible assets	1,577,280	12.92	NA	NA	610,556	5.00
Core capital to total assets	1,577,280	12.92	366,334	3.00	NA	NA
Tangible capital to tangible assets	1,577,280	12.92	183,167	1.50	NA	NA
September 30, 2011
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA

At periodic intervals, the OCC, the Federal Reserve and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in June, 2012.

The Company has an ongoing stock repurchase program. 2,895,484 shares were repurchased during 2012 at a weighted average cost of $14.48. In 2011, 3,804,800 shares were repurchased during the year at a weighted average price of $15.68. As of September 30, 2012, management had authorization from the Board of Directors to repurchase up to 6,188,030 additional shares.

Fair Values of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS
U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although Management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

		2012		2011
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$751,430	$751,430	$816,002	$816,002
Available-for-sale securities:	2
Equity securities			—	—	—
Obligations of U.S. government		183,560	183,560	190,527	190,527
Obligations of states and political subdivisions		24,844	24,844	23,568	23,568
Obligations of foreign governments		—	—	—	—
Corporate debt securities		403,325	403,325	29,959	29,959
Mortgage-backed securities
Agency pass-through certificates		1,169,976	1,169,976	3,011,090	3,011,090
Other debt securities		—	—	—	—
Total available-for-sale securities		1,781,705	1,781,705	3,255,144	3,255,144
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		795	802	1,950	2,023
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,190,692	1,216,421	45,086	48,593
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,191,487	1,217,223	47,036	50,616
Loans receivable	3	7,451,998	7,949,892	7,935,877	8,479,307
Covered loans	3	288,376	289,754	382,183	375,027
FDIC indemnification asset	3	87,571	85,846	98,871	101,751
FHLB stock	2	149,840	149,840	151,755	151,755
Financial liabilities
Customer accounts	2	8,576,618	8,406,432	8,665,903	8,557,357
FHLB advances and other borrowings	2	1,880,000	2,110,223	2,762,066	3,038,127

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method.

Loans receivable and covered loans – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates .

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

 Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.

Financial Information - Washington Federal, INC.	12 Months Ended
Sep. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information - Washington Federal, INC.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2012	2011
	(In thousands)
Assets
Cash	$61,926	$27,699
Investment in subsidiary	1,846,375	1,885,498
Other Assets	1	37
Dividend receivable	—	—
Total assets	$1,908,302	$1,913,234
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	8,550	6,700
Other liabilities	—	1
Total liabilities	8,550	6,701
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	$129,950	$129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Total stockholders’ equity	1,899,752	1,906,533
Total liabilities and stockholders’ equity	$1,908,302	$1,913,234

Statements of Operations
Year ended September 30,	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary	$106,234	$100,600	$—
Other	—	—	14
Total Income	106,234	100,600	14
Expense
Miscellaneous	564	626	1,046
Total expense	564	626	1,046

Net income before equity in undistributed net income of subsidiary	105,670	99,974	(1,032)
Equity in undistributed net income of subsidiary	32,513	11,167	119,324
Income before income taxes	138,183	111,141	118,292
Income tax benefit	—	—	361
Net income	$138,183	$111,141	$118,653

Statements of Cash Flows	2012	2011	2010
	(In thousands)
Cash Flows From Operating Activities
Net income	$138,183	$111,141	$118,653
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(32,513)	(4,382)	(119,324)
Decrease (increase) in dividend receivable	—	—	—
Decrease (increase) in other assets	36	(37)	1,309
Increase (decrease) in other liabilities	2,508	1,121	(421)
Net cash provided by (used in) operating activities	108,214	107,843	217
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Proceeds from Employee Stock Ownership Plan	—	—	—
Net proceeds from follow on stock offering			—
Downstream stock offering proceeds to the Bank	—	—	—
Proceeds from issuance of preferred stock and warrants
Preferred stock redeemed
Increase (decrease) in borrowings	—	—	(14,310)
Treasury stock purchased	(41,914)	(59,680)	—
Dividends paid on preferred stock
Dividends paid on common stock	(32,430)	(26,796)	(22,450)
Net cash used by financing activities	(73,987)	(84,790)	(34,820)
Increase (decrease) in cash	34,227	23,053	(34,603)
Cash at beginning of year	27,699	4,646	39,249
Cash at end of year	$61,926	$27,699	$4,646

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2012 and 2011:

Year Ended September 30, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$155,926	$154,581	$145,384	$134,380
Interest expense	52,212	49,979	48,849	42,209
Net interest income	103,714	104,602	96,535	92,171
Provision for loan losses	11,210	18,000	10,366	5,379
Other operating income (REO expense)	(5,923)	3,446	4,736	4,439
Other operating expense	34,365	36,812	35,964	35,713
Income before income taxes	52,216	53,236	54,941	55,518
Income taxes	18,798	19,165	19,778	19,987
Net income	$33,418	$34,071	$35,163	$35,531
Basic earnings per share	$0.31	$0.32	$0.33	$0.33
Diluted earnings per share	0.31	0.32	0.33	0.33
Cash dividends per share	0.08	0.08	0.08	0.08
Return of average assets	0.98%	1.00%	1.04%	1.10%

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
We have established and documented the Company's process for determining the fair values of our assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities
Securities available for sale are recorded at fair value on a recurring basis. Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method.

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2012:

	Fair Value at September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$—	$541	$—	$541
Obligations of U.S. government	—	183,018	—	183,018
Obligations of states and political subdivisions	—	24,844	—	24,844
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	403,326	—	403,326
Agency pass through mortgage-backed securities	—	1,169,976	—	1,169,976
Other debt securities	—	—	—	—
Balance at end of period	$—	$1,781,705	$—	$1,781,705

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2012.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Held for Sale
From time to time, and on a nonrecurring basis, fair value adjustments to collateral-dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral. When management determines that the fair value of the collateral or the real estate held for sale requires additional adjustments, either as a result of a non-current appraisal value or when there is no observable market price, the Company classifies the impaired loan or real estate held for sale as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis at September 30, 2012, included loans for which a specific reserve allowance was established or a partial charge-off was recorded based on the fair value of collateral, as well as covered REO and real estate held for sale for which fair value of the properties was less than the cost basis.
Real estate held for sale consists principally of properties acquired through foreclosure.
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2012, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2012. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2012				Quarter Ended September 30, 2012	Year Ended September 30, 2012
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$179,626	$179,626	$6,259	$42,550
Covered REO (2)	—	—	39,540	39,540	295	2,419
Real estate held for sale (2)	—	—	195,930	195,930	17,876	78,976
Balance at end of period	$—	$—	$415,096	$415,096	$24,430	$123,945
 ___________________

(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2012.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review manager and Special Credits manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss ("ALLL") process.
Applicable loans are evaluated for impairment on a quarterly basis. Loans included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary. The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following method is used to value impaired loans:

•
The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

Real estate held for sale ("REO") - These assets are valued based on inputs such as appraisals and third-party price opinions, less estimated selling costs. Assets that are acquired through foreclosure are recorded initially at the lower of the loan balance or fair value at the date of foreclosure. After foreclosure, valuations are updated periodically, and current market conditions my require the assets to be written down further to a new cost basis. The following method is used to value real estate held for sale:

•
When a loan is reclassified from loan status to real estate held for sale due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits manager, obtains a valuation, which may include a third-party appraisal, which is used to establish the fair value of the underlying collateral. The determined fair value, to the extent it does not exceed the carrying value of the loan, becomes the carrying value of the REO asset. In addition to the valuations from independent third-party sources, the carrying balance of REO assets are written down once a bona fide offer is contractually accepted, through execution of a Purchase and Sale Agreement, where the accepted price is lower than the current balance of the particular REO asset. The fair value of REO assets is re-evaluated quarterly and the REO asset is adjusted to reflect the lower of cost or fair value as necessary.

Covered Assets	12 Months Ended
Sep. 30, 2012
Covered Assets [Abstract]
Covered Assets
Covered Assets
Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were $317,925,000 as of September 30, 2012, versus $438,566,000 as of September 30, 2011.

The Company evaluated the acquired loans for impairment. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2012 and 2011:

	September 30, 2012			September 30, 2011
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$7,699	$35,676	$43,375	$9,235	$46,214	$55,449
Construction – speculative	4,519	90	4,609	8,006	1,315	9,321
Construction – custom	1,196	—	1,196	2,799	—	2,799
Land – acquisition & development	22,747	11,430	34,177	32,159	15,058	47,217
Land – consumer lot loans	497	498	995	499	654	1,153
Multi-family	4,698	27,645	32,343	9,333	34,906	44,239
Commercial real estate	83,784	121,592	205,376	101,599	148,464	250,063
Commercial & industrial	18,504	13,023	31,527	35,993	22,881	58,874
HELOC	309	17,971	18,280	1,829	21,730	23,559
Consumer	659	918	1,577	1,485	1,199	2,684
Total covered loans	$144,612	$228,843	$373,455	$202,937	$292,421	$495,358
Allowance for losses	—	—	—	(3,766)	—	(3,766)
	$144,612	$228,843	$373,455	$199,171	$292,421	$491,592
Discount			(85,079)			(109,409)
Covered loans, net			$288,376			$382,183

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2012 and 2011:

	September 30, 2012				September 30, 2011
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944
Additions	—	—	—	—	—	—	—	—
Reclassification from nonaccretable balance, net	34,690	—	—	—	24,025	—	—	—
Accretion	(20,860)	20,860	(6,581)	6,581	(13,972)	13,972	(9,443)	9,443
Transfers to REO	—	(15,905)	—	—	—	(54,638)	—	—
Payments received, net	—	(46,063)	—	(63,046)	—	(33,803)	—	(83,499)
Balance at end of period	$50,902	$74,953	$23,789	$213,423	$37,072	$116,061	$30,370	$269,888

At September 30, 2012, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools.
The outstanding principal balance of acquired loans was $373,455,000 and $491,592,000 as of September 30, 2012 and September 30, 2011, respectively. The discount balance related to the acquired loans was $85,079,000 and $109,409,000 as of September 30, 2012 and September 30, 2011, respectively.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2012	September 30, 2011
	(In thousands)
Balance at beginning of period	$101,634	$131,128
Additions	3,284	10,470
Payments received	(3,456)	(32,828)
Amortization	(15,510)	(10,239)
Accretion	1,619	3,103
Balance at end of period	$87,571	$101,634

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2012:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$32,272	$—	$3,404	$—	$—	$35,676
Construction - speculative	90	—	—	—	—	90
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,440	1,970	6,020	—	—	11,430
Land - consumer lot loans	498	—	—	—	—	498
Multi-family	24,898	—	2,747	—	—	27,645
Commercial real estate	89,530	298	31,764	—	—	121,592
Commercial & industrial	7,146	510	5,367	—	—	13,023
HELOC	17,971	—	—	—	—	17,971
Consumer	918	—	—	—	—	918
	176,763	2,778	49,302	—	—	228,843
Total grade as a % of total net loans	77.3%	1.2%	21.5%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,795	5,301	35,857	—	—	50,953
Pool 2 - Single-family residential	669	—	2,953	—	—	3,622
Pool 3 - Multi-family	—	—	2,996	—	—	2,996
Pool 4 - HELOC & other consumer	1,094	—	3,096	—	—	4,190
Pool 5 - Commercial real estate	404	25,785	41,403	—	—	67,592
Pool 6 - Commercial & industrial	3,787	1,006	10,466	—	—	15,259
	$15,749	$32,092	$96,771	$—	$—	$144,612
					Total covered loans	373,455
					Discount	(85,079)
					Allowance	$—
					Covered loans, net	$288,376

The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2012.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$35,676	$32,601	$2,075	$—	$1,000	$3,075	8.62%
Construction - speculative	90	90	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	11,430	9,922	—	—	1,508	1,508	13.19%
Land - consumer lot loans	498	385	—	—	113	113	22.69%
Multi-family	27,645	26,137	—	—	1,508	1,508	5.45%
Commercial real estate	121,592	115,206	17	4,447	1,922	6,386	5.25%
Commercial & industrial	13,023	9,513	—	69	3,441	3,510	26.95%
HELOC	17,971	17,440	97	50	384	531	2.95%
Consumer	918	916	—	1	1	2	0.22%
	$228,843	$212,210	$2,189	$4,567	$9,877	$16,633	7.27%

Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event
Subsequent Event

South Valley Bancorp, Inc. On April 4, 2012, the Company and South Valley Bancorp, Inc. (“South Valley”) announced the signing of a definitive merger agreement. The merger agreement calls for the merger of South Valley with and into the Company, followed by the merger of South Valley's wholly owned subsidiary, South Valley Bank & Trust, into the Company's wholly owned subsidiary, Washington Federal. Under the terms of the definitive merger agreement, Washington Federal issued 1,995,936 shares and paid $10.4 million in cash consideration. Aggregate consideration, cash and stock combined, totaled $44 million. The transaction closed on October 31, 2012. The combined company has 190 offices in eight western states with total assets of approximately $13.3 billion and total deposits of approximately $9.3 billion.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.

Fiscal period
The Company's fiscal year end is September 30th. All references to 2012, 2011 and 2010 represent balances as of September 30, 2012, September 30, 2011 and September 30, 2010, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Cash and cash equivalents	Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities	Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.

Available-for-sale securities
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.

Other than temporary impairment
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.

Loans receivable
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.

Covered loans
Covered loans. Covered loans are the loans acquired from Horizon in 2010 and recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Acquired credit impaired loans
Acquired credit impaired loans. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. Interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans.

Covered real estate held for sale
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.

FDIC indemnification asset	FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate held for sale
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.

Intangible assets
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the core deposit intangibles on a straight line basis over their estimated lives of between 5 and 8 years.

Deferred fees and discounts on loans	Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2012, 2011 and 2010 were 934,880, 2,190,123 and 1,941,633, respectively.

Use of estimates
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

Business segments	Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications	Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2012 to conform to current year classifications.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2010	$251,653	$1,775	$4,290	$257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	251,653	1,246	3,372	256,271
Additions	—	—	2,022	2,022
Amortization	—	(960)	(1,257)	(2,217)
Balance at September 30, 2012	$251,653	$286	$4,137	$256,076

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2013	$1,314
2014	1,314
2015	1,014
2016	396
2017	99

Investment Securities (Tables)	12 Months Ended
Sep. 30, 2012
Investment Securities [Abstract]
Investments by contractual maturity date

September 30,	2012
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$19,999	$42	$(6)	$20,035	0.57%
1 to 5 years	—	—	—	—	—
5 to 10 years	59,300	4,225	—	63,525	2.21%
Over 10 years	100,000	—	—	100,000	1.05%
Corporate bonds due
1 to 5 years	336,340	2,810	(61)	339,089	0.91%
5 to 10 years	62,919	1,324	(7)	64,236	2.73%
Municipal bonds due
Over 10 years	20,442	4,402	—	24,844	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,161,668	9,358	(1,050)	1,169,976	2.28%
	1,760,668	22,161	(1,124)	1,781,705	1.99%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year	795	7	—	802	5.80%
1 to 5 years	—	—	—	—	—%
5 to 10 years	—	—	—	—	—%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	1,190,692	25,729	—	1,216,421	3.10%
	1,191,487	25,736	—	1,217,223	3.10%
	$2,952,155	$47,897	$(1,124)	$2,998,928	2.44%

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—%
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
1 to 5 years
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year					—%
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

Schedule of unrealized losses and fair value of securities
The following table shows the unrealized gross losses and fair value of securities at September 30, 2012, by length of time that individual securities in each category have been in a continuous loss position. The Company had $10.0 million securities in a continuous loss position for 12 or more months at September 30, 2012, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2012
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(61)	$14,939	$(7)	$9,994	$(68)	$24,933
U.S. agency securities	(6)	19,493	—	—	(6)	19,493
Agency pass-through certificates	(1,050)	201,749	—	—	(1,050)	201,749
	$(1,117)	$236,181	$(7)	$9,994	$(1,124)	$246,175

Loans Receivable (excluding Covered Loans) (Tables)	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
Schedule of Loans Receivable (excluding Covered Loans)

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-acquired loans
Single-family residential	$5,778,922	73.5%	$6,218,878	74.9%
Construction - speculative	129,637	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	124,677	1.6	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2.0
Multi-family	710,140	9.0	700,673	8.4
Commercial real estate	319,210	4.1	303,442	3.7
Commercial & industrial	162,823	2.1	109,332	1.3
HELOC	112,902	1.4	115,092	1.4
Consumer	63,374	0.8	67,509	0.8
Total non-acquired loans	7,755,219	98.6	8,299,074	100
Credit-impaired acquired loans
Single-family residential	342	—	—	—
Construction - speculative	1,889	—	—	—
Construction - custom	—	—	—	—
Land - acquisition & development	3,702	0.1	—	—
Land - consumer lot loans	—	—	—	—
Multi-family	601	—	—	—
Commercial real estate	87,154	1.1	—	—
Commercial & industrial	3,292	—	—	—
HELOC	14,040	0.2	—	—
Consumer	97	—	—	—
Total credit-impaired acquired loans	111,117	1.4	—	—
Total loans
Single-family residential	5,779,264	73.5	6,218,878	74.9
Construction - speculative	131,526	1.6	140,459	1.7
Construction - custom	211,690	2.7	279,851	3.4
Land - acquisition & development	128,379	1.7	200,692	2.4
Land - consumer lot loans	141,844	1.8	163,146	2
Multi-family	710,741	9.0	700,673	8.4
Commercial real estate	406,364	5.2	303,442	3.7
Commercial & industrial	166,115	2.1	109,332	1.3
HELOC	126,942	1.6	115,092	1.4
Consumer	63,471	0.8	67,509	0.8
Total loans	7,866,336	100%	8,299,074	100%
Less:
Allowance for probable losses	133,147		157,160
Loans in process	213,286		170,229
Discount on acquired loans	33,484		—
Deferred net origination fees	34,421		35,808
	414,338		363,197
	$7,451,998		$7,935,877

Schedule of fixed and adjustable rate loans
The Company originates fixed and adjustable interest rate loans, which at September 30, 2012 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$259,208	Less than 1 year	$164,682
1 to 3 years	151,418	1 to 3 years	237,263
3 to 5 years	197,642	3 to 5 years	155,987
5 to 10 years	337,819	5 to 10 years	444,389
10 to 20 years	943,963	10 to 20 years	54,017
Over 20 years	4,603,237	Over 20 years	316,711
	$6,493,287		$1,373,049

Schedule of loans receivable by geographic area
Gross loans by geographic concentration were as follows:

September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,604,501	$237,687	$62,052	$71,576	$127,669	$78,446	$232,756	$78,026	$60,226	$71,271	$3,624,210
Oregon	907,462	289,289	12,401	28,023	34,983	19,014	5,849	10	—	7,555	1,304,586
Other	339,226	4,464	—	105	—	—	4,014	79,344	3,209	476	430,838
Idaho	401,987	24,517	4,982	13,800	4,975	11,242	610	86	—	4,748	466,947
Arizona	619,503	66,257	15,605	12,065	21,051	9,597	93,654	5,240	—	21,672	864,644
Utah	469,741	53,707	12,411	9,643	16,103	3,177	482	37	—	6,528	571,829
New Mexico	179,252	19,211	17,682	3,966	3,105	8,804	56,672	3,372	36	14,398	306,498
Texas	145,304	11,236	3,246	1,306	1,804	1,246	12,327	—	—	—	176,469
Nevada	112,288	4,373	—	1,360	2,000	—	—	—	—	294	120,315
	$5,779,264	$710,741	$128,379	$141,844	$211,690	$131,526	$406,364	$166,115	$63,471	$126,942	$7,866,336

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	33.2%	3.0%	0.7%	0.8%	1.7%	1.2%	2.9%	1.0%	0.8%	0.8%	46.1%
Oregon	11.5	3.7	0.2	0.4	0.4	0.2	0.1	—	—	0.1	16.6
Other	4.3	0.1	—	—	—	—	0.1	1.0	—	—	5.5
Idaho	5.1	0.3	0.1	0.2	0.1	0.1	—	—	—	0.1	6.0
Arizona	7.9	0.8	0.2	0.2	0.3	0.1	1.2	0.1	—	0.3	11.1
Utah	6.0	0.7	0.2	0.1	0.2	—	—	—	—	0.1	7.3
New Mexico	2.3	0.2	0.2	0.1	—	0.1	0.7	—	—	0.2	3.8
Texas	1.8	0.1	—	—	—	—	0.2	—	—	—	2.1
Nevada	1.4	0.1	—	—	—	—	—	—	—	—	1.5
	73.5%	9.0%	1.6%	1.8%	2.7%	1.7%	5.2%	2.1%	0.8%	1.6%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2012	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	45.1%	33.5%	48.2%	50.4%	60.3%	59.7%	57.4%	46.9%	94.8%	56.2%
Oregon	15.7	40.7	9.7	19.8	16.5	14.5	1.4	—	—	6.0
Other	5.9	0.6	—	0.1	—	—	1.0	47.8	5.1	0.4
Idaho	7.0	3.4	3.9	9.7	2.4	8.5	0.2	0.1	—	3.7
Arizona	10.7	9.3	12.2	8.5	9.9	7.3	23.0	3.2	—	17.1
Utah	8.1	7.6	9.7	6.8	7.6	2.4	0.1	—	—	5.1
New Mexico	3.1	2.7	13.8	2.8	1.5	6.7	13.9	2.0	0.1	11.3
Texas	2.5	1.6	2.5	0.9	0.9	0.9	3.0	—	—	—
Nevada	1.9	0.6	—	1.0	0.9	—	—	—	—	0.2
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of impaired loans, loan commitments and loans serviced
The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2012	September 30, 2011
	(In thousands)
Recorded investment in impaired loans	$565,553	$476,822
Impaired loans with allocated reserves	44,167	123,862
Reserves on impaired loans	15,983	41,912
Average balance of impaired loans	523,363	486,665
Interest income from impaired loans	28,366	28,081
Outstanding fixed-rate origination commitments	151,990	67,542
Loans serviced for others	58,673	102,775

Schedule of loan modifications
The following tables provides information related to loans that were restructured:

	September 30, 2012			September 30, 2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
		(In thousands)			(In thousands)
Troubled Debt Restructurings:
Single-Family Residential	787	$183,548	$183,548	681	$177,216	$177,216
Construction - Speculative	24	6,703	6,703	12	2,499	2,499
Construction - Custom	1	1,196	1,196	—	—	—
Land - Acquisition & Development	26	5,489	5,489	3	3,909	3,909
Land - Consumer Lot Loans	38	5,237	5,237	62	8,745	8,745
Multi-Family	4	3,104	3,104	9	10,360	10,360
Commercial Real Estate	4	6,224	6,224	—	—	—
Commercial & Industrial	—	—	—	—	—	—
HELOC	5	707	707	1	99	99
Consumer	—	—	—	—	—	—
	889	$212,208	$212,208	768	$202,828	$202,828

	September 30, 2012		September 30, 2011
	Number of	Recorded	Number of	Recorded
	Contracts	Investment	Contracts	Investment
		(In thousands)		(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-Family Residential	123	$24,431	103	$27,878
Construction - Speculative	—	—	—	—
Construction - Custom	—	—	—	—
Land - Acquisition & Development	—	—	5	779
Land - Consumer Lot Loans	12	1,402	—	—
Multi-Family	—	—	1	983
Commercial Real Estate	—	—	—	—
Commercial & Industrial	—	—	—	—
HELOC	—	—	—	—
Consumer	—	—	—	—
	135	$25,833	109	$29,640

Non Accrual Loans Held By The Company
The following table sets forth information regarding non-accrual loans held by the Company:

	September 30, 2012		September 30, 2011
	(In thousands)		(In thousands)
Non-accrual loans:
Single-family residential	$131,193	75.7%	$126,624	60.3%
Construction - speculative	10,634	6.1	15,383	7.3
Construction - custom	539	0.3	635	0.3
Land - acquisition & development	13,477	7.8	37,339	17.7
Land - consumer lot loans	5,149	3.0	8,843	4.2
Multi-family	4,185	2.4	7,664	3.6
Commercial real estate	7,653	4.4	11,380	5.4
Commercial & industrial	16	—	1,679	0.8
HELOC	198	0.1	481	0.2
Consumer	383	0.2	437	0.2
Total non-accrual loans	$173,427	100%	$210,465	100%

Aging Of Past Due Loan
The following tables provide an analysis of the age of loans in past due status :

September 30, 2012	Amount of Loans	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loan	Net of LIP & Chg.-Offs	Current	30	60	90	Total
	(In thousands)
Non-acquired loans
Single-Family Residential	$5,776,002	$5,618,261	$34,035	$16,276	$107,430	$157,741	2.73%
Construction - Speculative	88,849	85,785	142	190	2,732	3,064	3.45
Construction - Custom	107,882	107,215	128	—	539	667	0.62
Land - Acquisition & Development	119,192	106,321	853	1,004	11,014	12,871	10.80
Land - Consumer Lot Loans	141,772	134,560	1,688	375	5,149	7,212	5.09
Multi-Family	676,917	672,263	718	67	3,869	4,654	0.69
Commercial Real Estate	292,261	284,427	699	3,153	3,982	7,834	2.68
Commercial & Industrial	162,802	162,778	8	—	16	24	0.01
HELOC	112,902	112,482	158	64	198	420	0.37
Consumer	63,374	61,405	1,155	431	383	1,969	3.11
Total non-acquired loans	7,541,953	7,345,497	39,584	21,560	135,312	196,456	2.60%

Credit-impaired acquired loans
Single-Family Residential	342	342	—	—	—	—	—%
Construction - Speculative	1,889	1,889	—	—	—	—	—
Construction - Custom	—	—	—	—	—	—	—
Land - Acquisition & Development	3,702	3,219	365	—	118	483	13.05
Land - Consumer Lot Loans	—	—	—	—	—	—	—
Multi-Family	601	—	601	—	—	601	100.00
Commercial Real Estate	87,134	78,959	412	2,549	5,214	8,175	9.38
Commercial & Industrial	3,292	3,054	238	—	—	238	7.23
HELOC	14,040	13,950	—	90	—	90	0.64
Consumer	97	95	2	—	—	2	2.06
Total credit-impaired acquired loans	111,097	101,508	1,618	2,639	5,332	9,589	8.63%

Total loans	$7,653,050	$7,447,005	$41,202	$24,199	$140,644	$206,045	2.69%

Schedule of changes in the accretable yield for credit impaired acquired loans
The following table shows the changes in accretable yield for acquired impaired loans for the years ended September 30, 2012 and 2011:

	September 30, 2012		September 30, 2011
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)
Balance at beginning of period	$—	$—	$—	$—
Additions	21,384	93,691	—	—
Reclassification from nonaccretable balance, net	—	—	—	—
Accretion	(4,456)	4,456	—	—
Transfers to REO	—	(2,616)	—	—
Payments received, net	—	(17,918)	—	—
Balance at end of period	$16,928	$77,613	$—	$—

Schedule of loans Aaquired, probable payments not collected
The following table shows loans acquired during 2012 and 2011 for which it was probable at acquisition that all contractually required payments would not be collected:

Western National Bank
December 16, 2011
Contractually required payments of interest and principal	$171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected (1)	115,075
Accretable yield	(21,384)
Carrying value of acquired loans	$93,691
(1) Represents undiscounted expected principal and interest cash flows

Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2012
Allowance for Losses on Loans [Abstract]
Summary of activity in allowance for loan losses
The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2012 and 2011:

September 30, 2012	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$83,307	$(53,789)	$8,164	$44,133	$81,815
Construction - speculative	13,828	(4,916)	711	2,437	12,060
Construction - custom	623	—	—	(276)	347
Land - acquisition & development	32,719	(16,978)	1,341	(1,484)	15,598
Land - consumer lot loans	5,520	(2,670)	—	2,087	4,937
Multi-family	7,623	(1,393)	504	(1,454)	5,280
Commercial real estate	4,331	(814)	225	(1,786)	1,956
Commercial & industrial	5,099	(249)	2,366	410	7,626
HELOC	1,139	(232)	66	(8)	965
Consumer	2,971	(3,538)	1,480	1,650	2,563
	$157,160	$(84,579)	$14,857	$45,709	$133,147

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2012 and 2011:

September 30, 2012	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$81,737	$5,694,337	1.4%	$78	$84,584	0.1%
Construction - speculative	9,079	104,312	8.7	2,981	25,325	11.8
Construction - custom	347	211,690	0.2	—	—	—
Land - acquisition & development	6,697	47,294	14.2	8,901	77,383	11.5
Land - consumer lot loans	4,176	138,666	3.0	761	3,178	23.9
Multi-family	2,818	694,140	0.4	2,462	16,000	15.4
Commercial real estate	1,158	292,550	0.4	798	26,660	3.0
Commercial & industrial	7,624	161,689	4.7	2	1,134	0.2
HELOC	965	112,812	0.9	—	90	—
Consumer	2,563	63,374	4.0	—	—	—
	$117,164	$7,520,864	1.6%	$15,983	$234,354	6.8%
 ___________________

(1)	Excludes covered loans & credit impaired acquired loans

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2012 and 2011:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%
The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2012:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$32,272	$—	$3,404	$—	$—	$35,676
Construction - speculative	90	—	—	—	—	90
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,440	1,970	6,020	—	—	11,430
Land - consumer lot loans	498	—	—	—	—	498
Multi-family	24,898	—	2,747	—	—	27,645
Commercial real estate	89,530	298	31,764	—	—	121,592
Commercial & industrial	7,146	510	5,367	—	—	13,023
HELOC	17,971	—	—	—	—	17,971
Consumer	918	—	—	—	—	918
	176,763	2,778	49,302	—	—	228,843
Total grade as a % of total net loans	77.3%	1.2%	21.5%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,795	5,301	35,857	—	—	50,953
Pool 2 - Single-family residential	669	—	2,953	—	—	3,622
Pool 3 - Multi-family	—	—	2,996	—	—	2,996
Pool 4 - HELOC & other consumer	1,094	—	3,096	—	—	4,190
Pool 5 - Commercial real estate	404	25,785	41,403	—	—	67,592
Pool 6 - Commercial & industrial	3,787	1,006	10,466	—	—	15,259
	$15,749	$32,092	$96,771	$—	$—	$144,612
					Total covered loans	373,455
					Discount	(85,079)
					Allowance	$—
					Covered loans, net	$288,376

Schedule of Credit Risk Profile by Payment Activity
Credit Risk Profile Based on Payment Activity:

September 30, 2012	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$5,647,729	97.7%	$131,193	2.3%
Construction - speculative	119,003	91.8	10,634	8.2
Construction - custom	211,151	99.7	539	0.3
Land - acquisition & development	111,200	89.2	13,477	10.8
Land - consumer lot loans	136,695	96.4	5,149	3.6
Multi-family	705,955	99.4	4,185	0.6
Commercial real estate	311,557	97.6	7,653	2.4
Commercial & industrial	162,807	100.0	16	—
HELOC	112,704	99.8	198	0.2
Consumer	62,991	99.4	383	0.6
	$7,581,792	97.8%	$173,427	2.2%

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

Summary of impaired loans based on type
The following tables provide information on impaired loans based on loan types as of September 30, 2012 and 2011:

September 30, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$106,955	$124,342	$—		$49,524
Construction - speculative	13,726	16,568	—		13,581
Construction - custom	—	—	—		—
Land - acquisition & development	18,000	30,209	—		16,417
Land - consumer lot loans	1,677	2,185	—		487
Multi-family	8,792	8,991	—		6,935
Commercial real estate	31,190	42,656	—		12,946
Commercial & industrial	1,146	7,363	—		581
HELOC	90	1,066	—		36
Consumer	—	4	—		—
	181,576	233,384	—		100,507
With an allowance recorded:
Single-family residential	317,901	317,901	25,723		305,350
Construction - speculative	12,836	12,836	2,981		12,822
Construction - custom	—	—	—		—
Land - acquisition & development	20,750	20,750	8,901		21,650
Land - consumer lot loans	13,881	13,881	761		13,126
Multi-family	14,153	14,555	2,462		14,279
Commercial real estate	3,722	3,722	798		2,897
Commercial & industrial	—	2	2		22
HELOC	734	734	—		743
Consumer	—	—	—		—
	383,977	384,381	41,628	(1)	370,889
Total:
Single-family residential	424,856	442,243	25,723		354,874
Construction - speculative	26,562	29,404	2,981		26,403
Construction - custom	—	—	—		—
Land - acquisition & development	38,750	50,959	8,901		38,067
Land - consumer lot loans	15,558	16,066	761		13,613
Multi-family	22,945	23,546	2,462		21,214
Commercial real estate	34,912	46,378	798		15,843
Commercial & industrial	1,146	7,365	2		603
HELOC	824	1,800	—		779
Consumer	—	4	—		—
	$565,553	$617,765	$41,628	(1)	$471,396
____________________

(1)	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves.

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675

____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.

Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Interest Receivable [Abstract]
Schedule of interest receivable

September 30,	2012	2011
	(In thousands)
Loans receivable	$40,600	$38,997
Mortgage-backed securities	5,187	11,293
Investment securities	1,070	2,042
	$46,857	$52,332

Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment

September 30,		2012	2011
		(In thousands)
	Estimated Useful Life
Land	—	$82,426	$78,282
Buildings	25 - 40	114,106	102,403
Leasehold improvements	7 - 15	7,530	6,919
Furniture, fixtures and equipment	2 - 10	33,522	31,036
		237,584	218,640
Less accumulated depreciation and amortization		(58,739)	(52,047)
		$178,845	$166,593

Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Customer Accounts [Abstract]
Schedule of deposits

September 30,	2012	2011
	(In thousands)
Checking accounts, .50% and under	$894,639	$779,053
Passbook and statement accounts, .50% and under	314,634	255,396
Insured money market accounts, .01% to .75%	1,737,180	1,627,739
Certificate accounts
Less than 2.00%	4,308,341	4,170,232
2.00% to 2.99%	841,520	1,229,918
3.00% to 3.99%	381,324	418,720
4.00% to 4.99%	98,119	174,854
5.00% to 5.99%	861	9,991
Total certificates	5,630,165	6,003,715
	$8,576,618	$8,665,903
Certificate maturities are as follows:
September 30,	2012	2011
	(In thousands)
Within 1 year	$3,556,701	$3,973,028
1 to 2 years	1,013,450	1,388,885
2 to 3 years	425,559	274,704
Over 3 years	634,455	367,098
	$5,630,165	$6,003,715

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2012	2011	2010
	(in thousands)
Checking accounts	$857	$1,908	$2,299
Passbook and statement accounts	574	682	1,100
Insured money market accounts	4,609	7,148	12,121
Certificate accounts	81,506	106,878	131,567
	87,546	116,616	147,087
Less early withdrawal penalties	(607)	(781)	(727)
	$86,939	$115,835	$146,360
Weighted average interest rate at end of year	0.90%	1.14%	1.51%
Weighted daily average interest rate during the year	0.99%	1.32%	1.69%

FHLB Advances (Tables)	12 Months Ended
Sep. 30, 2012
FHLB Advances [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	100,000	—
4 to 5 years	500,000	1,212,066
More than 5 years	1,280,000	750,000
	$1,880,000	$1,962,066

$450,000,000 of the 2012 advances and $1,150,000,000 of the 2011 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2012	2011
	(In thousands)
FHLB advances
Within 1 year	$275,000	$1,100,000
1 to 3 years	275,000	450,000
4 to 5 years	500,000	412,066
More than 5 years	830,000	—
	$1,880,000	$1,962,066

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2012	2011	2010
	(In thousands)
Weighted average interest rate at end of year	3.60%	4.10%	4.24%
Weighted daily average interest rate during the year	4.14%	4.35%	4.46%
Daily average of FHLB advances	$1,949,019	$1,883,135	$2,070,843
Maximum amount of FHLB advances at any month end	1,961,895	1,962,616	2,078,695
Interest expense during the year	80,617	81,994	92,402

Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2012
Other Borrowings [Abstract]
Schedule of maturity dates of securities sold under agreements to repurchase and other borrowings
Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	200,000
	$—	$800,000

Schedule of maturity dates of reverse repurchase agreements and other borrowings if callable agreements called at earliest dates
If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2012	2011
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$200,000
1 to 3 years	—	300,000
4 to 5 years	—	300,000
More than 5 years	—	—
	$—	$800,000

Schedule of financial data pertaining to weighted-average cost and amount of securities sold under agreements to repurchase
Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	3.90%	3.90%
Weighted daily average interest rate during the year	3.71%	3.73%	3.90%
Daily average of securities sold under agreements to repurchase	$692,896	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	25,693	29,867	29,867

Schedule of financial data pertaining to weighted-average cost and amount of other borrowings

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2012	2011	2010
	(Dollars in thousands)
Weighted average interest rate at end of year	—%	—%	—%
Weighted daily average interest rate during the year	—%	—%	4.98%
Daily average of other borrowings	—	$—	$9,479
Maximum other borrowings at any month end	—	—	14,310
Interest expense during the year	—	—	22

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2012	2011
	(In thousands)
Deferred tax assets
Loan loss reserves	$48,932	$56,930
REO reserves	24,003	41,268
Asset Purchase Tax Basis Difference (net)	29,165	27,068
Delinquent accrued interest	5,932	7,380
Other, net	958	1,236
Total deferred tax assets	108,990	133,882
Deferred tax liabilities
FDIC indemnification asset	21,050	24,973
Federal Home Loan Bank stock dividends	35,557	36,161
Valuation adjustment on available-for-sale securities	7,731	49,845
Loan origination costs	12,670	13,098
Depreciation	22,313	24,751
Deferred gain on forward commitments	—	890
Core deposit intangible	1,220	1,239
Total deferred tax liabilities	100,541	150,957
Net deferred tax asset (liability)	8,449	(17,075)
Current tax asset (liability)	14,064	15,540
Net tax asset (liability)	$22,513	$(1,535)

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2012	2011	2010
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	—	(32)
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	36%	4%

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
	(In thousands)
Balance at October 1,	$4,191	$3,893
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	506	520
Reductions	—	—
Settlements with taxing authorities	—	—
Lapses in statues of limitations	(188)	(222)
Balance at September 30,	$4,509	$4,191

Stock Option Plans (Tables)	12 Months Ended
Sep. 30, 2012
Stock Options [Abstract]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2012	2011	2010
Annual dividend yield	2.34%	1.89%	1.20%
Expected volatility	31%	30%	26%
Risk-free interest rate	0.77%	2.00%	2.20%
Expected life	4.5 years	4.5 years	4.5 years

Summary of option activity

A summary of option activity under the Plans as of 2012, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2011	2,741,240	$19.97
Granted	3,000	17.07
Exercised	(28,389)	12.57
Forfeited	(415,745)	16.92
Outstanding at September 30, 2012	2,300,106	$20.60	4	$1,269
Exercisable at September 30, 2012	1,685,834	$21.69	3	$602

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2012	2011	2010
	(Dollars in thousands)
Compensation cost for stock options	$848	$1,087	$1,213
Weighted avg. grant date FV	3.53	3.89	4.43
Total intrinsic value of options exercised	125	259	975
Grant date FV of options exercised	54	312	482
Cash received from option exercises	—	1,630	1,760
Tax benefit realized for option exercises	—	37	227

Summary of nonvested activity
A summary of the status of the Company's nonvested options as of 2012, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2011	1,008,858	$3.02
Granted	3,000	3.53
Vested	(310,591)	2.59
Forfeited	(86,995)	3.28
Outstanding at September 30, 2012	614,272	$3.20

Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2012	(In thousands)
Total capital to risk-weighted assets	$1,653,760	27.29%	$484,822	8.00%	$606,028	10.00%
Tier I capital to risk-weighted assets	1,577,280	26.03	NA	NA	363,617	6.00
Core capital to adjusted tangible assets	1,577,280	12.92	NA	NA	610,556	5.00
Core capital to total assets	1,577,280	12.92	366,334	3.00	NA	NA
Tangible capital to tangible assets	1,577,280	12.92	183,167	1.50	NA	NA
September 30, 2011
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA

Fair Values of Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments by balance sheet grouping

		2012		2011
	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$751,430	$751,430	$816,002	$816,002
Available-for-sale securities:	2
Equity securities			—	—	—
Obligations of U.S. government		183,560	183,560	190,527	190,527
Obligations of states and political subdivisions		24,844	24,844	23,568	23,568
Obligations of foreign governments		—	—	—	—
Corporate debt securities		403,325	403,325	29,959	29,959
Mortgage-backed securities
Agency pass-through certificates		1,169,976	1,169,976	3,011,090	3,011,090
Other debt securities		—	—	—	—
Total available-for-sale securities		1,781,705	1,781,705	3,255,144	3,255,144
Held-to-maturity securities:	2
Equity securities		—	—	—	—
Obligations of U.S. government		—	—	—	—
Obligations of states and political subdivisions		795	802	1,950	2,023
Obligations of foreign governments		—	—	—	—
Corporate debt securities		—	—	—	—
Mortgage-backed securities
Agency pass-through certificates		1,190,692	1,216,421	45,086	48,593
Other debt securities		—	—	—	—
Total held-to-maturity securities		1,191,487	1,217,223	47,036	50,616
Loans receivable	3	7,451,998	7,949,892	7,935,877	8,479,307
Covered loans	3	288,376	289,754	382,183	375,027
FDIC indemnification asset	3	87,571	85,846	98,871	101,751
FHLB stock	2	149,840	149,840	151,755	151,755
Financial liabilities
Customer accounts	2	8,576,618	8,406,432	8,665,903	8,557,357
FHLB advances and other borrowings	2	1,880,000	2,110,223	2,762,066	3,038,127

Financial Information - Washington Federal, INC. (Tables)	12 Months Ended
Sep. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of condensed financial information
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2012	2011
	(In thousands)
Assets
Cash	$61,926	$27,699
Investment in subsidiary	1,846,375	1,885,498
Other Assets	1	37
Dividend receivable	—	—
Total assets	$1,908,302	$1,913,234
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	8,550	6,700
Other liabilities	—	1
Total liabilities	8,550	6,701
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	$129,950	$129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Total stockholders’ equity	1,899,752	1,906,533
Total liabilities and stockholders’ equity	$1,908,302	$1,913,234

Statements of Operations
Year ended September 30,	2012	2011	2010
	(In thousands)
Income
Dividends from subsidiary	$106,234	$100,600	$—
Other	—	—	14
Total Income	106,234	100,600	14
Expense
Miscellaneous	564	626	1,046
Total expense	564	626	1,046

Net income before equity in undistributed net income of subsidiary	105,670	99,974	(1,032)
Equity in undistributed net income of subsidiary	32,513	11,167	119,324
Income before income taxes	138,183	111,141	118,292
Income tax benefit	—	—	361
Net income	$138,183	$111,141	$118,653

Statements of Cash Flows	2012	2011	2010
	(In thousands)
Cash Flows From Operating Activities
Net income	$138,183	$111,141	$118,653
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(32,513)	(4,382)	(119,324)
Decrease (increase) in dividend receivable	—	—	—
Decrease (increase) in other assets	36	(37)	1,309
Increase (decrease) in other liabilities	2,508	1,121	(421)
Net cash provided by (used in) operating activities	108,214	107,843	217
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Proceeds from Employee Stock Ownership Plan	—	—	—
Net proceeds from follow on stock offering			—
Downstream stock offering proceeds to the Bank	—	—	—
Proceeds from issuance of preferred stock and warrants
Preferred stock redeemed
Increase (decrease) in borrowings	—	—	(14,310)
Treasury stock purchased	(41,914)	(59,680)	—
Dividends paid on preferred stock
Dividends paid on common stock	(32,430)	(26,796)	(22,450)
Net cash used by financing activities	(73,987)	(84,790)	(34,820)
Increase (decrease) in cash	34,227	23,053	(34,603)
Cash at beginning of year	27,699	4,646	39,249
Cash at end of year	$61,926	$27,699	$4,646

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Summary of unaudited interim results
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2012 and 2011:

Year Ended September 30, 2012	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$155,926	$154,581	$145,384	$134,380
Interest expense	52,212	49,979	48,849	42,209
Net interest income	103,714	104,602	96,535	92,171
Provision for loan losses	11,210	18,000	10,366	5,379
Other operating income (REO expense)	(5,923)	3,446	4,736	4,439
Other operating expense	34,365	36,812	35,964	35,713
Income before income taxes	52,216	53,236	54,941	55,518
Income taxes	18,798	19,165	19,778	19,987
Net income	$33,418	$34,071	$35,163	$35,531
Basic earnings per share	$0.31	$0.32	$0.33	$0.33
Diluted earnings per share	0.31	0.32	0.33	0.33
Cash dividends per share	0.08	0.08	0.08	0.08
Return of average assets	0.98%	1.00%	1.04%	1.10%

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2012:

	Fair Value at September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$—	$541	$—	$541
Obligations of U.S. government	—	183,018	—	183,018
Obligations of states and political subdivisions	—	24,844	—	24,844
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	403,326	—	403,326
Agency pass through mortgage-backed securities	—	1,169,976	—	1,169,976
Other debt securities	—	—	—	—
Balance at end of period	$—	$1,781,705	$—	$1,781,705

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2012, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2012. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2012				Quarter Ended September 30, 2012	Year Ended September 30, 2012
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$179,626	$179,626	$6,259	$42,550
Covered REO (2)	—	—	39,540	39,540	295	2,419
Real estate held for sale (2)	—	—	195,930	195,930	17,876	78,976
Balance at end of period	$—	$—	$415,096	$415,096	$24,430	$123,945
 ___________________

(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.

Covered Assets (Tables)	12 Months Ended
Sep. 30, 2012
Covered Assets [Abstract]
Summary of carrying value of acquired impaired and non-impaired loans
The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2012 and 2011:

	September 30, 2012			September 30, 2011
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$7,699	$35,676	$43,375	$9,235	$46,214	$55,449
Construction – speculative	4,519	90	4,609	8,006	1,315	9,321
Construction – custom	1,196	—	1,196	2,799	—	2,799
Land – acquisition & development	22,747	11,430	34,177	32,159	15,058	47,217
Land – consumer lot loans	497	498	995	499	654	1,153
Multi-family	4,698	27,645	32,343	9,333	34,906	44,239
Commercial real estate	83,784	121,592	205,376	101,599	148,464	250,063
Commercial & industrial	18,504	13,023	31,527	35,993	22,881	58,874
HELOC	309	17,971	18,280	1,829	21,730	23,559
Consumer	659	918	1,577	1,485	1,199	2,684
Total covered loans	$144,612	$228,843	$373,455	$202,937	$292,421	$495,358
Allowance for losses	—	—	—	(3,766)	—	(3,766)
	$144,612	$228,843	$373,455	$199,171	$292,421	$491,592
Discount			(85,079)			(109,409)
Covered loans, net			$288,376			$382,183

Schedule of changes in carrying amount and accretable yield for acquired impaired and non-impaired loans
Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2012 and 2011:

	September 30, 2012				September 30, 2011
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944
Additions	—	—	—	—	—	—	—	—
Reclassification from nonaccretable balance, net	34,690	—	—	—	24,025	—	—	—
Accretion	(20,860)	20,860	(6,581)	6,581	(13,972)	13,972	(9,443)	9,443
Transfers to REO	—	(15,905)	—	—	—	(54,638)	—	—
Payments received, net	—	(46,063)	—	(63,046)	—	(33,803)	—	(83,499)
Balance at end of period	$50,902	$74,953	$23,789	$213,423	$37,072	$116,061	$30,370	$269,888

Schedule of activity for FDIC indemnification asset
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2012	September 30, 2011
	(In thousands)
Balance at beginning of period	$101,634	$131,128
Additions	3,284	10,470
Payments received	(3,456)	(32,828)
Amortization	(15,510)	(10,239)
Accretion	1,619	3,103
Balance at end of period	$87,571	$101,634

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined above) as of September 30, 2012 and 2011:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2012	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Non-acquired loans
Single-family residential	$5,588,252	$844	$189,826	$—	$—	5,778,922
Construction - speculative	86,126	10,113	33,398	—	—	129,637
Construction - custom	211,690	—	—	—	—	211,690
Land - acquisition & development	73,661	4,637	46,379	—	—	124,677
Land - consumer lot loans	140,006	223	1,615	—	—	141,844
Multi-family	684,649	5,098	20,393	—	—	710,140
Commercial real estate	278,022	16,282	24,906	—	—	319,210
Commercial & industrial	158,421	1,071	3,331	—	—	162,823
HELOC	112,902	—	—	—	—	112,902
Consumer	62,611	354	409	—	—	63,374
	$7,396,340	$38,622	$320,257	$—	$—	$7,755,219

Credit impaired acquired loans
Pool 1 - Construction and land A&D	$2,466	$—	$3,125	$—	$—	$5,591
Pool 2 - Single-family residential	342	—	—	—	—	342
Pool 3 - Multi-family	—	—	601	—	—	601
Pool 4 - HELOC & other consumer	14,137	—	—	—	—	14,137
Pool 5 - Commercial real estate	53,683	4,308	28,200	963	—	87,154
Pool 6 - Commercial & industrial	1,566	58	733	935	—	3,292
Total credit impaired acquired loans	$72,194	$4,366	$32,659	$1,898	$—	$111,117
Total gross loans	$7,468,534	$42,988	$352,916	$1,898	$—	$7,866,336

Total grade as a % of total gross loans	94.9%	0.6%	4.5%	—%	—%

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%
The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2012:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$32,272	$—	$3,404	$—	$—	$35,676
Construction - speculative	90	—	—	—	—	90
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	3,440	1,970	6,020	—	—	11,430
Land - consumer lot loans	498	—	—	—	—	498
Multi-family	24,898	—	2,747	—	—	27,645
Commercial real estate	89,530	298	31,764	—	—	121,592
Commercial & industrial	7,146	510	5,367	—	—	13,023
HELOC	17,971	—	—	—	—	17,971
Consumer	918	—	—	—	—	918
	176,763	2,778	49,302	—	—	228,843
Total grade as a % of total net loans	77.3%	1.2%	21.5%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,795	5,301	35,857	—	—	50,953
Pool 2 - Single-family residential	669	—	2,953	—	—	3,622
Pool 3 - Multi-family	—	—	2,996	—	—	2,996
Pool 4 - HELOC & other consumer	1,094	—	3,096	—	—	4,190
Pool 5 - Commercial real estate	404	25,785	41,403	—	—	67,592
Pool 6 - Commercial & industrial	3,787	1,006	10,466	—	—	15,259
	$15,749	$32,092	$96,771	$—	$—	$144,612
					Total covered loans	373,455
					Discount	(85,079)
					Allowance	$—
					Covered loans, net	$288,376

Analysis of age of purchased non-credit impaired loans in past due status
The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2012.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$35,676	$32,601	$2,075	$—	$1,000	$3,075	8.62%
Construction - speculative	90	90	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	11,430	9,922	—	—	1,508	1,508	13.19%
Land - consumer lot loans	498	385	—	—	113	113	22.69%
Multi-family	27,645	26,137	—	—	1,508	1,508	5.45%
Commercial real estate	121,592	115,206	17	4,447	1,922	6,386	5.25%
Commercial & industrial	13,023	9,513	—	69	3,441	3,510	26.95%
HELOC	17,971	17,440	97	50	384	531	2.95%
Consumer	918	916	—	1	1	2	0.22%
	$228,843	$212,210	$2,189	$4,567	$9,877	$16,633	7.27%

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Sep. 30, 2012 Offices segments	Sep. 30, 2011	Sep. 30, 2010	Dec. 16, 2011 Western National Bank [Member] branches	Oct. 14, 2011 Charter Bank [Member] branches	Jan. 08, 2010 Horizon Bank [Member] LossShareAgreements	Sep. 30, 2012 Horizon Bank [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Oct. 14, 2011 Albequerque Branches [Member] Charter Bank [Member] branches	Oct. 14, 2011 Santa Fe Branches [Member] Charter Bank [Member] branches
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices)	166
Acquisition from FDIC				$ 53,000,000		$ 820,000,000
Number of branches acquired (in branches)				3	6					4	2
Assets acquired				177,000,000
Loans acquired				143,000,000
Foreclosed real estate acquired				7,000,000
Liabilities assumed				153,000,000
Deposits acquired				136,000,000
Cash received from the FDIC				30,000,000
Deposits acquired					254,821,000
Unamortized premium on acquisition					1,061,000
Acquisition from FDIC, liabilities assumed						1,030,000,000
Assets acquired from FDIC, foreclosed real estate						32,000,000
Assets acquired from FDIC, loans						968,000,000
Assets acquired from FDIC						1,190,000,000
Number of loss share agreements						2
FDIC loss share threshhold value						$ 536,000,000
FDIC loss share coverage percentage of dollar limit							80.00%
FDIC loss share, percentage of coverage over thresshold						95.00%
FDIC loss sharing, residential real estate loans term						10 years
FDIC loss sharing, non-residential real estate loans term						5 years
FDIC loss sharing, loss recoveries term						8 years
Days past grace period to initiate contact to cure deficiency	30 days
Minimum days past due to begin foreclosure proceedings	90 days
Minimum days past due to stop accrual of interest	90 days
Loans returned to full accrual status	90 days
Intangible, useful life								5 years	8 years
Number of reportable business segments	1
Options outstanding that are not dilutive	934,880	2,190,123	1,941,633

Summary of Significant Accounting Policies Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 251,653	$ 251,653
Goodwill, Additions	0	0
Goodwill, end of period	251,653	251,653
Intangible assets. amortization	(2,217)	(1,447)
Goodwill and intangible assets, beginning of period	256,271	257,718
Goodwill and intangible assets, additions	2,022	0
Goodwill and intangible assets, end of period	256,076	256,271
Service Rights [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	1,246	1,775
Intangible assets, additions	0	0
Intangible assets. amortization	(960)	(529)
Intangible assets, end of period	286	1,246
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	3,372	4,290
Intangible assets, additions	2,022	0
Intangible assets. amortization	(1,257)	(918)
Intangible assets, end of period	4,137	3,372
2012	1,314
2013	1,314
2014	1,014
2015	396
2016	$ 99

Investment Securities (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 1,760,668,000	$ 3,119,510,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Available-for-sale Securities, Gross Unrealized Gains	22,161,000	135,959,000
Available-for-sale Securities, Gross Unrealized Losses	(1,124,000)	(325,000)
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities	1,781,705,000	3,255,144,000
Investment Yield [Abstract]
Available-for-sale Securities, Yield	1.99%	4.62%
Held-to-maturity Securities, Yield	3.10%	5.33%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	1,191,487,000	47,036,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Gain	25,736,000	3,580,000
Unrecognized Holding Losses, After One Year Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Loss	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, Fair Value	1,217,223,000	50,616,000
Investments	2,952,155,000	3,166,546,000
Gross Unrealized Gains on Investments	47,897,000	139,539,000
Gross Unrealized Losses on Investments	(1,124,000)	(325,000)
Investments, Fair Value Disclosure	2,998,928,000	3,305,760,000
Yield	2.44%	4.63%
Proceeds from available-for-sale securities	2,257,913,000	131,361,000	496,024,000
Gain (loss) on sale of securities	95,234,000	8,147,000	22,409,000
Term of contractual due dates of substantially all mortgage-backed securities	25 years
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994,000
Corporate debt Securities [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	336,340,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	62,919,000	30,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains After One Through Five Years	2,810,000
Gross Unrealized Gains, After Five Through Ten Years	1,324,000	284,000
Gross Unrealized Losses, After One Through Five Years	(61,000)
Gross Unrealized Losses, After Five Years Through Ten Years	(7,000)	(325,000)
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	339,089,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	64,236,000	29,959,000
Investment Yield [Abstract]
Yield, After One Through Five Years	0.91%
Yield, After Five Through Ten Years	2.73%	4.00%
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994,000
Municipal Bonds [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	20,442,000	20,461,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Ten Years	4,402,000	3,107,000
Gross Unrealized Losses, Over Ten Years	0	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	24,844,000	23,568,000
Investment Yield [Abstract]
Yield, After Ten Years	6.45%	6.45%
U.S Agency Securities [Member]
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Agency pass-through certificates [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	1,161,668,000	2,883,734,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains Without Single Maturity	9,358,000	127,356,000
Gross Unrealized Losses Without Single Maturity	(1,050,000)	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	1,169,976,000	3,011,090,000
Investment Yield [Abstract]
Yield, Without Single Maturity	2.28%	4.72%
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Obligations of U.S. government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	19,999,000	500,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	0	0
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	59,300,000	9,300,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	100,000,000	175,515,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, Within One Year	42,000	34,000
Gross Unrealized Gains After One Through Five Years	0	0
Gross Unrealized Gains, After Five Through Ten Years	4,225,000	4,547,000
Gross Unrealized Gains, After Ten Years	0	631,000
Gross Unrealized Losses, Within One Year	(6,000)	0
Gross Unrealized Losses, After One Through Five Years	0	0
Gross Unrealized Losses, After Five Years Through Ten Years	0	0
Gross Unrealized Losses, Over Ten Years	0	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	20,035,000	534,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	63,525,000	13,847,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	100,000,000	176,146,000
Investment Yield [Abstract]
Yield, Within One Year	0.57%	4.00%
Yield, After One Through Five Years	0.00%	0.00%
Yield, After Five Through Ten Years	2.21%	10.38%
Yield, After Ten Years	1.05%	2.57%
Municipal Bonds [Member]
Investment Yield [Abstract]
Yield, Within One Year	5.80%	0.00%
Yield, After One Through Five Years	0.00%	6.52%
Yield, After Five Through Ten Years	0.00%	5.60%
Yield, After Ten Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	795,000
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	405,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	0	1,545,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0	0
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, Within One Year	7,000
Gross Unrecognized Holding Gains, After One Through Five Years	0	5,000
Gross Unrecognized Holding Gains, After Five Years Through Ten Years	0	68,000
Gross Unrecognized Holding Gains, After Ten Years	0	0
Gross Unrecognized Holding Losses, Within One Year	0
Unrecognized Holding Losses, After One Year Through Five Years	0	0
Gross Unrecognized Holding Losses, After Five Through Ten Years	0	0
Gross Unrecognized Holding Losses, After Ten Years	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Fair Value	802,000
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	410,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	0	1,613,000
Obligations of U.S. government [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	0
Unrecognized Holding Losses, After One Year Through Five Years	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
Agency pass-through certificates [Member]
Investment Yield [Abstract]
Yield, Without Single Maturity	3.10%	5.31%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	1,190,692,000	45,086,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Gains Without Single Maturity	25,729,000	3,507,000
Gross Unrecognized Losses Without Single Maturity	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 1,216,421,000	$ 48,593,000

Investment Securities Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	$ (1,117)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	236,181
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(1,124)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	246,175
Corporate debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(61)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	14,939
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(68)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	24,933
U.S Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	19,493
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	19,493
Agency pass-through certificates [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1,050)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	201,749
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(1,050)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 201,749

Loans Receivable (excluding Covered Loans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	133,147,000	157,160,000	163,094,000
Loans in process	213,286,000	170,229,000
Discount on Acquired Loans	33,484,000	0
Loans and Leases Receivable, Deferred Income	34,421,000	35,808,000
Charges against loans receivable	414,338,000	363,197,000
Loans receivable, net	7,451,998,000	7,935,877,000
Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Ratio of type of loan to total loans receivable	73.50%	74.90%
Allowance for probable losses	81,815,000	83,307,000	47,160,000
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Ratio of type of loan to total loans receivable	1.60%	1.70%
Allowance for probable losses	12,060,000	13,828,000	26,346,000
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of type of loan to total loans receivable	2.70%	3.40%
Allowance for probable losses	347,000	623,000	770,000
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Ratio of type of loan to total loans receivable	1.70%	2.40%
Allowance for probable losses	15,598,000	32,719,000	61,637,000
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of type of loan to total loans receivable	1.80%	2.00%
Allowance for probable losses	4,937,000	5,520,000	4,793,000
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Ratio of type of loan to total loans receivable	9.00%	8.40%
Allowance for probable losses	5,280,000	7,623,000	5,050,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Ratio of type of loan to total loans receivable	5.20%	3.70%
Allowance for probable losses	1,956,000	4,331,000	3,165,000
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Ratio of type of loan to total loans receivable	2.10%	1.30%
Allowance for probable losses	7,626,000	5,099,000	6,193,000
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Ratio of type of loan to total loans receivable	1.60%	1.40%
Allowance for probable losses	965,000	1,139,000	586,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Ratio of type of loan to total loans receivable	0.80%	0.80%
Allowance for probable losses	2,563,000	2,971,000	7,394,000
Non-Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,755,219,000	8,299,074,000
Ratio of type of loan to total loans receivable	98.60%	100.00%
Non-Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,778,922,000	6,218,878,000
Ratio of type of loan to total loans receivable	73.50%	74.90%
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	129,637,000	140,459,000
Ratio of type of loan to total loans receivable	1.60%	1.70%
Non-Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of type of loan to total loans receivable	2.70%	3.40%
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	124,677,000	200,692,000
Ratio of type of loan to total loans receivable	1.60%	2.40%
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of type of loan to total loans receivable	1.80%	2.00%
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,140,000	700,673,000
Ratio of type of loan to total loans receivable	9.00%	8.40%
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	319,210,000	303,442,000
Ratio of type of loan to total loans receivable	4.10%	3.70%
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	162,823,000	109,332,000
Ratio of type of loan to total loans receivable	2.10%	1.30%
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	112,902,000	115,092,000
Ratio of type of loan to total loans receivable	1.40%	1.40%
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,374,000	67,509,000
Ratio of type of loan to total loans receivable	0.80%	0.80%
Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	111,117,000	0
Ratio of type of loan to total loans receivable	1.40%	0.00%
Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	342,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,889,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,702,000	0
Ratio of type of loan to total loans receivable	0.10%	0.00%
Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	601,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	87,154,000	0
Ratio of type of loan to total loans receivable	1.10%	0.00%
Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,292,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,040,000	0
Ratio of type of loan to total loans receivable	0.20%	0.00%
Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 97,000	$ 0
Ratio of type of loan to total loans receivable	0.00%	0.00%

Loans Receivable (excluding Covered Loans) Interest Rate Terms (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	$ 6,493,287
Adjustable-Rate interest	1,373,049
Outstanding fixed rate origination commitments	151,990	67,542
Within One Year [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	259,208
Adjustable-Rate interest	164,682
More than One Within Three Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	151,418
Adjustable-Rate interest	237,263
More than Three Within Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	197,642
Adjustable-Rate interest	155,987
More than Five Within Ten Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	337,819
Adjustable-Rate interest	444,389
More than Ten Within Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	943,963
Adjustable-Rate interest	54,017
More than Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	4,603,237
Adjustable-Rate interest	$ 316,711

Loans Receivable (excluding Covered Loans) Loans Receivable by Geographic Location (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Ratio of loans by geographic location to total loans	100.00%
WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,624,210,000
Ratio of loans by geographic location to total loans	46.10%
OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,304,586,000
Ratio of loans by geographic location to total loans	16.60%
OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	430,838,000
Ratio of loans by geographic location to total loans	5.50%
IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	466,947,000
Ratio of loans by geographic location to total loans	6.00%
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	864,644,000
Ratio of loans by geographic location to total loans	11.10%
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	571,829,000
Ratio of loans by geographic location to total loans	7.30%
NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	306,498,000
Ratio of loans by geographic location to total loans	3.80%
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	176,469,000
Ratio of loans by geographic location to total loans	2.10%
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	120,315,000
Ratio of loans by geographic location to total loans	1.50%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,779,264,000
Ratio of loans by geographic location to total loans	73.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single Family Residential [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,604,501,000
Ratio of loans by geographic location to total loans	33.20%
Percentage of loans by geographic area as a percentage of loan type	45.10%
Single Family Residential [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	907,462,000
Ratio of loans by geographic location to total loans	11.50%
Percentage of loans by geographic area as a percentage of loan type	15.70%
Single Family Residential [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	339,226,000
Ratio of loans by geographic location to total loans	4.30%
Percentage of loans by geographic area as a percentage of loan type	5.90%
Single Family Residential [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	401,987,000
Ratio of loans by geographic location to total loans	5.10%
Percentage of loans by geographic area as a percentage of loan type	7.00%
Single Family Residential [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	619,503,000
Ratio of loans by geographic location to total loans	7.90%
Percentage of loans by geographic area as a percentage of loan type	10.70%
Single Family Residential [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	469,741,000
Ratio of loans by geographic location to total loans	6.00%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Single Family Residential [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	179,252,000
Ratio of loans by geographic location to total loans	2.30%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Single Family Residential [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	145,304,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Single Family Residential [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	112,288,000
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	1.90%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Ratio of loans by geographic location to total loans	9.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi Family Housing [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	237,687,000
Ratio of loans by geographic location to total loans	3.00%
Percentage of loans by geographic area as a percentage of loan type	33.50%
Multi Family Housing [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	289,289,000
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	40.70%
Multi Family Housing [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,464,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Multi Family Housing [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	24,517,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Multi Family Housing [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	66,257,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	9.30%
Multi Family Housing [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	53,707,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	7.60%
Multi Family Housing [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,211,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.70%
Multi Family Housing [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,236,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.60%
Multi Family Housing [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,373,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Acquisition and Development [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	62,052,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	48.20%
Land, Acquisition and Development [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,401,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Acquisition and Development [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,982,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.90%
Land, Acquisition and Development [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	15,605,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	12.20%
Land, Acquisition and Development [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,411,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	17,682,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.80%
Land, Acquisition and Development [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,246,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.50%
Land, Acquisition and Development [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Consumer Lot Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	71,576,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	50.40%
Land, Consumer Lot Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	28,023,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	19.80%
Land, Consumer Lot Loans [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	105,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Land, Consumer Lot Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,800,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Consumer Lot Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,065,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Land, Consumer Lot Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,643,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.80%
Land, Consumer Lot Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,966,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Land, Consumer Lot Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,306,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Land, Consumer Lot Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,360,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Custom [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	127,669,000
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	60.30%
Construction, Custom [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	34,983,000
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	16.50%
Construction, Custom [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Custom [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,975,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction, Custom [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	21,051,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	9.90%
Construction, Custom [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16,103,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.60%
Construction, Custom [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,105,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.50%
Construction, Custom [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,804,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Custom [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,000,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Speculative [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	78,446,000
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	59.70%
Construction, Speculative [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,014,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	14.50%
Construction, Speculative [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Speculative [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,242,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Construction, Speculative [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,597,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Construction, Speculative [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,177,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Construction, Speculative [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,804,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Speculative [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,246,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Construction, Speculative [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Ratio of loans by geographic location to total loans	5.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial Real Estate Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	232,756,000
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	57.40%
Commercial Real Estate Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,849,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Commercial Real Estate Portfolio Segment [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,014,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	610,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	93,654,000
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	23.00%
Commercial Real Estate Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	482,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial Real Estate Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	56,672,000
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	13.90%
Commercial Real Estate Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	12,327,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	3.00%
Commercial Real Estate Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Ratio of loans by geographic location to total loans	2.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial and Industrial Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	78,026,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	46.90%
Commercial and Industrial Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	79,344,000
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	47.80%
Commercial and Industrial Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	86,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial and Industrial Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,240,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Commercial and Industrial Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	37,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,372,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.00%
Commercial and Industrial Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	60,226,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	94.80%
Consumer Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,209,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	5.10%
Consumer Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	36,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Home Equity Line of Credit [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	71,271,000
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	56.20%
Home Equity Line of Credit [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,555,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.00%
Home Equity Line of Credit [Member] | OTHER [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	476,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Home Equity Line of Credit [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,748,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.70%
Home Equity Line of Credit [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	21,672,000
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	17.10%
Home Equity Line of Credit [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,528,000
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.10%
Home Equity Line of Credit [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,398,000
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	11.30%
Home Equity Line of Credit [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 294,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%

Loans Receivable (excluding Covered Loans) Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment in impaired loans	$ 565,553	$ 476,822
Impaired loans with allocated reserves	44,167	123,862
Reserves on impaired loans	15,983	41,912
Average balance of impaired loans	523,363	486,665
Interest income from impaired loans	28,366	28,081
Outstanding fixed rate origination commitments	151,990	67,542
Loans serviced for others	$ 58,673	$ 102,775

Loans Receivable (excluding Covered Loans) Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 173,427	$ 210,465
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single family residential loans as percentage of restructured loans	83.00%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	131,193	126,624
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	75.70%	60.30%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	10,634	15,383
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	6.10%	7.30%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	539	635
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.30%	0.30%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	13,477	37,339
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	7.80%	17.70%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	5,149	8,843
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.00%	4.20%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	4,185	7,664
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.40%	3.60%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	7,653	11,380
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	4.40%	5.40%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	16	1,679
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.80%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	198	481
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.10%	0.20%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 383	$ 437
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.20%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	6 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	12 months

Loans Receivable (excluding Covered Loans) Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	$ 7,653,050
Current	7,447,005
30 Days	41,202
60 Days	24,199
90 Days	140,644
Total	206,045
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.69%
Non-Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	7,541,953
Current	7,345,497
30 Days	39,584
60 Days	21,560
90 Days	135,312
Total	196,456
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.60%
Non-Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	5,776,002
Current	5,618,261
30 Days	34,035
60 Days	16,276
90 Days	107,430
Total	157,741
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.73%
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	88,849
Current	85,785
30 Days	142
60 Days	190
90 Days	2,732
Total	3,064
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.45%
Non-Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	107,882
Current	107,215
30 Days	128
60 Days	0
90 Days	539
Total	667
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.62%
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	119,192
Current	106,321
30 Days	853
60 Days	1,004
90 Days	11,014
Total	12,871
Ratio of past due loans to total loans, net of charge-offs and LIPs	10.80%
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	141,772
Current	134,560
30 Days	1,688
60 Days	375
90 Days	5,149
Total	7,212
Ratio of past due loans to total loans, net of charge-offs and LIPs	5.09%
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	676,917
Current	672,263
30 Days	718
60 Days	67
90 Days	3,869
Total	4,654
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.69%
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	292,261
Current	284,427
30 Days	699
60 Days	3,153
90 Days	3,982
Total	7,834
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.68%
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	162,802
Current	162,778
30 Days	8
60 Days	0
90 Days	16
Total	24
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.01%
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	112,902
Current	112,482
30 Days	158
60 Days	64
90 Days	198
Total	420
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.37%
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	63,374
Current	61,405
30 Days	1,155
60 Days	431
90 Days	383
Total	1,969
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.11%
Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	111,097
Current	101,508
30 Days	1,618
60 Days	2,639
90 Days	5,332
Total	9,589
Ratio of past due loans to total loans, net of charge-offs and LIPs	8.63%
Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	342
Current	342
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	1,889
Current	1,889
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	0
Current	0
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	3,702
Current	3,219
30 Days	365
60 Days	0
90 Days	118
Total	483
Ratio of past due loans to total loans, net of charge-offs and LIPs	13.05%
Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	0
Current	0
30 Days	0
60 Days	0
90 Days	0
Total	0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.00%
Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	601
Current	0
30 Days	601
60 Days	0
90 Days	0
Total	601
Ratio of past due loans to total loans, net of charge-offs and LIPs	100.00%
Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	87,134
Current	78,959
30 Days	412
60 Days	2,549
90 Days	5,214
Total	8,175
Ratio of past due loans to total loans, net of charge-offs and LIPs	9.38%
Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	3,292
Current	3,054
30 Days	238
60 Days	0
90 Days	0
Total	238
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.23%
Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	14,040
Current	13,950
30 Days	0
60 Days	90
90 Days	0
Total	90
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.64%
Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	97
Current	95
30 Days	2
60 Days	0
90 Days	0
Total	$ 2
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.06%

Loans Receivable (excluding Covered Loans) Troubled Debt Restructurings and Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Contracts	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	889	768
Pre-Modification, Outstanding Recorded Investment	$ 212,208	$ 202,828
Post-Modification Outstanding Recorded Investment	212,208	202,828
Number of Contracts	135	109
Recorded Investment	25,833	29,640
Single-family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	787	681
Pre-Modification, Outstanding Recorded Investment	183,548	177,216
Post-Modification Outstanding Recorded Investment	183,548	177,216
Number of Contracts	123	103
Recorded Investment	24,431	27,878
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	24	12
Pre-Modification, Outstanding Recorded Investment	6,703	2,499
Post-Modification Outstanding Recorded Investment	6,703	2,499
Number of Contracts	0	0
Recorded Investment	0	0
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	0
Pre-Modification, Outstanding Recorded Investment	1,196	0
Post-Modification Outstanding Recorded Investment	1,196	0
Number of Contracts	0	0
Recorded Investment	0	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	26	3
Pre-Modification, Outstanding Recorded Investment	5,489	3,909
Post-Modification Outstanding Recorded Investment	5,489	3,909
Number of Contracts	0	5
Recorded Investment	0	779
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	38	62
Pre-Modification, Outstanding Recorded Investment	5,237	8,745
Post-Modification Outstanding Recorded Investment	5,237	8,745
Number of Contracts	12	0
Recorded Investment	1,402	0
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	9
Pre-Modification, Outstanding Recorded Investment	3,104	10,360
Post-Modification Outstanding Recorded Investment	3,104	10,360
Number of Contracts	0	1
Recorded Investment	0	983
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	0
Pre-Modification, Outstanding Recorded Investment	6,224	0
Post-Modification Outstanding Recorded Investment	6,224	0
Number of Contracts	0	0
Recorded Investment	0	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	0
Pre-Modification, Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of Contracts	0	0
Recorded Investment	0	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	5	1
Pre-Modification, Outstanding Recorded Investment	707	99
Post-Modification Outstanding Recorded Investment	707	99
Number of Contracts	0	0
Recorded Investment	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0	0
Pre-Modification, Outstanding Recorded Investment	0	0
Post-Modification Outstanding Recorded Investment	0	0
Number of Contracts	0	0
Recorded Investment	$ 0	$ 0

Loans Receivable (excluding Covered Loans) (Changes in Accretable Yield for Acquired Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Carrying Amount, Accretion	$ 1,619	$ 3,103
Credit Impaired Acquired Loans [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	0	0
Carrying Amount, Balance at beginning of period	0	0
Accretable Yield, Additions	21,384	0
Carrying Amount, Additions	93,691	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Carrying Amount, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(4,456)	0
Carrying Amount, Accretion	4,456	0
Accretable Yield, Transfers to Real Estate Owned	0	0
Carrying Amount, Transfers to Real Estate Owned	(2,616)	0
Accretable Yield, Payments received, net	0	0
Carrying Amount, Payments received, net	(17,918)	0
Accretable Yield, Balance at end of period	16,928	0
Carrying Amount, Balance at end of period	$ 77,613	$ 0

Loans Receivable (excluding Covered Loans) (Schedule of Loans Acquired for Which Payment Collection Not Probable) (Details) (Western National Bank [Member], USD $)
In Thousands, unless otherwise specified	Dec. 16, 2011
Western National Bank [Member]
Business Acquisition [Line Items]
Contractually required payments of interest and principal	$ 171,515
Nonaccretable difference	(56,440)
Cash flows expected to be collected	115,075 [1]
Accretable yield	(21,384)
Carrying value of acquired loans	$ 93,691

[1]	Represents undiscounted expected principal and interest cash flows

Allowance for Losses on Loans (Details) (USD $)	3 Months Ended										12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					$ 157,160,000					$ 163,094,000	$ 157,160,000		$ 163,094,000
Charge-offs											(84,579,000)		(109,709,000)
Recoveries											14,857,000		11,424,000
Provisions & Transfers											45,709,000		92,351,000
Ending Allowance	133,147,000					157,160,000					133,147,000		157,160,000		163,094,000
Provision for loan losses	5,379,000		10,366,000	18,000,000	11,210,000	15,354,000		21,000,000	30,750,000	26,000,000	44,955,000		93,104,000		179,909,000
Financing Receivable, Allowance for Credit Losses	133,147,000					157,160,000					133,147,000		157,160,000		163,094,000
Povision reversal related to covered loans											(754,000)
Loans receivable, gross	7,866,336,000					8,299,074,000					7,866,336,000		8,299,074,000
Nonaccrual loans by portfolio segment	173,427,000					210,465,000					173,427,000		210,465,000
Increase (Decrease) in Non-Accrual Loans	(17.60%)										(17.60%)
Financing Receivable, Allowance for Credit Losses, Charge-offs, Net of Recoveries											69,721,000		98,285,000
Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					83,307,000					47,160,000	83,307,000		47,160,000
Charge-offs											(53,789,000)		(38,465,000)
Recoveries											8,164,000		3,072,000
Provisions & Transfers											44,133,000		71,540,000
Ending Allowance	81,815,000					83,307,000					81,815,000		83,307,000
Financing Receivable, Allowance for Credit Losses	81,815,000					83,307,000					81,815,000		83,307,000
Loans receivable, gross	5,779,264,000					6,218,878,000					5,779,264,000		6,218,878,000
Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					13,828,000					26,346,000	13,828,000		26,346,000
Charge-offs											(4,916,000)		(13,197,000)
Recoveries											711,000		2,143,000
Provisions & Transfers											2,437,000		(1,464,000)
Ending Allowance	12,060,000					13,828,000					12,060,000		13,828,000
Financing Receivable, Allowance for Credit Losses	12,060,000					13,828,000					12,060,000		13,828,000
Loans receivable, gross	131,526,000					140,459,000					131,526,000		140,459,000
Nonaccrual loans by portfolio segment	10,634,000					15,383,000					10,634,000		15,383,000
Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					623,000					770,000	623,000		770,000
Charge-offs											0		(237,000)
Recoveries											0		0
Provisions & Transfers											(276,000)		90,000
Ending Allowance	347,000					623,000					347,000		623,000
Financing Receivable, Allowance for Credit Losses	347,000					623,000					347,000		623,000
Loans receivable, gross	211,690,000					279,851,000					211,690,000		279,851,000
Nonaccrual loans by portfolio segment	539,000					635,000					539,000		635,000
Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					32,719,000					61,637,000	32,719,000		61,637,000
Charge-offs											(16,978,000)		(39,797,000)
Recoveries											1,341,000		2,271,000
Provisions & Transfers											(1,484,000)		8,608,000
Ending Allowance	15,598,000					32,719,000					15,598,000		32,719,000
Financing Receivable, Allowance for Credit Losses	15,598,000					32,719,000					15,598,000		32,719,000
Loans receivable, gross	128,379,000					200,692,000					128,379,000		200,692,000
Nonaccrual loans by portfolio segment	13,477,000					37,339,000					13,477,000		37,339,000
Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					5,520,000					4,793,000	5,520,000		4,793,000
Charge-offs											(2,670,000)		(4,196,000)
Recoveries											0		0
Provisions & Transfers											2,087,000		4,923,000
Ending Allowance	4,937,000					5,520,000					4,937,000		5,520,000
Financing Receivable, Allowance for Credit Losses	4,937,000					5,520,000					4,937,000		5,520,000
Loans receivable, gross	141,844,000					163,146,000					141,844,000		163,146,000
Nonaccrual loans by portfolio segment	5,149,000					8,843,000					5,149,000		8,843,000
Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					7,623,000					5,050,000	7,623,000		5,050,000
Charge-offs											(1,393,000)		(1,950,000)
Recoveries											504,000		71,000
Provisions & Transfers											(1,454,000)		4,452,000
Ending Allowance	5,280,000					7,623,000					5,280,000		7,623,000
Financing Receivable, Allowance for Credit Losses	5,280,000					7,623,000					5,280,000		7,623,000
Loans receivable, gross	710,741,000					700,673,000					710,741,000		700,673,000
Nonaccrual loans by portfolio segment	4,185,000					7,664,000					4,185,000		7,664,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					4,331,000					3,165,000	4,331,000		3,165,000
Charge-offs											(814,000)		(1,593,000)
Recoveries											225,000		328,000
Provisions & Transfers											(1,786,000)		2,431,000
Ending Allowance	1,956,000					4,331,000					1,956,000		4,331,000
Financing Receivable, Allowance for Credit Losses	1,956,000					4,331,000					1,956,000		4,331,000
Loans receivable, gross	406,364,000					303,442,000					406,364,000		303,442,000
Nonaccrual loans by portfolio segment	7,653,000					11,380,000					7,653,000		11,380,000
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					5,099,000					6,193,000	5,099,000		6,193,000
Charge-offs											(249,000)		(4,733,000)
Recoveries											2,366,000		1,925,000
Provisions & Transfers											410,000		1,714,000
Ending Allowance	7,626,000					5,099,000					7,626,000		5,099,000
Financing Receivable, Allowance for Credit Losses	7,626,000					5,099,000					7,626,000		5,099,000
Loans receivable, gross	166,115,000					109,332,000					166,115,000		109,332,000
Nonaccrual loans by portfolio segment	16,000					1,679,000					16,000		1,679,000
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					1,139,000					586,000	1,139,000		586,000
Charge-offs											(232,000)		(939,000)
Recoveries											66,000		185,000
Provisions & Transfers											(8,000)		1,307,000
Ending Allowance	965,000					1,139,000					965,000		1,139,000
Financing Receivable, Allowance for Credit Losses	965,000					1,139,000					965,000		1,139,000
Loans receivable, gross	126,942,000					115,092,000					126,942,000		115,092,000
Nonaccrual loans by portfolio segment	198,000					481,000					198,000		481,000
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance					2,971,000					7,394,000	2,971,000		7,394,000
Charge-offs											(3,538,000)		(4,602,000)
Recoveries											1,480,000		1,429,000
Provisions & Transfers											1,650,000		(1,250,000)
Ending Allowance	2,563,000					2,971,000					2,563,000		2,971,000
Financing Receivable, Allowance for Credit Losses	2,563,000					2,971,000					2,563,000		2,971,000
Loans receivable, gross	63,471,000					67,509,000					63,471,000		67,509,000
Nonaccrual loans by portfolio segment	383,000					437,000					383,000		437,000
Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	117,164,000					115,248,000					117,164,000		115,248,000
Financing Receivable, Allowance for Credit Losses	117,164,000					115,248,000					117,164,000		115,248,000
Loans receivable, gross	7,520,864,000	[1]				8,016,078,000	[1]				7,520,864,000	[1]	8,016,078,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.60%					1.40%					1.60%		1.40%
Loans Collectively Evaluated for Impairment [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	81,737,000					77,441,000					81,737,000		77,441,000
Financing Receivable, Allowance for Credit Losses	81,737,000					77,441,000					81,737,000		77,441,000
Loans receivable, gross	5,694,337,000	[1]				6,186,322,000	[1]				5,694,337,000	[1]	6,186,322,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					1.30%					1.40%		1.30%
Loans Collectively Evaluated for Impairment [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	9,079,000					6,969,000					9,079,000		6,969,000
Financing Receivable, Allowance for Credit Losses	9,079,000					6,969,000					9,079,000		6,969,000
Loans receivable, gross	104,312,000	[1]				89,986,000	[1]				104,312,000	[1]	89,986,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	8.70%					7.70%					8.70%		7.70%
Loans Collectively Evaluated for Impairment [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	347,000					623,000					347,000		623,000
Financing Receivable, Allowance for Credit Losses	347,000					623,000					347,000		623,000
Loans receivable, gross	211,690,000	[1]				279,851,000	[1]				211,690,000	[1]	279,851,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					0.20%					0.20%		0.20%
Loans Collectively Evaluated for Impairment [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,697,000					10,489,000					6,697,000		10,489,000
Financing Receivable, Allowance for Credit Losses	6,697,000					10,489,000					6,697,000		10,489,000
Loans receivable, gross	47,294,000	[1]				61,277,000	[1]				47,294,000	[1]	61,277,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	14.20%					17.10%					14.20%		17.10%
Loans Collectively Evaluated for Impairment [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,176,000					4,385,000					4,176,000		4,385,000
Financing Receivable, Allowance for Credit Losses	4,176,000					4,385,000					4,176,000		4,385,000
Loans receivable, gross	138,666,000	[1]				160,906,000	[1]				138,666,000	[1]	160,906,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	3.00%					2.70%					3.00%		2.70%
Loans Collectively Evaluated for Impairment [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,818,000					3,443,000					2,818,000		3,443,000
Financing Receivable, Allowance for Credit Losses	2,818,000					3,443,000					2,818,000		3,443,000
Loans receivable, gross	694,140,000	[1]				679,823,000	[1]				694,140,000	[1]	679,823,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.40%					0.50%					0.40%		0.50%
Loans Collectively Evaluated for Impairment [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,158,000					2,730,000					1,158,000		2,730,000
Financing Receivable, Allowance for Credit Losses	1,158,000					2,730,000					1,158,000		2,730,000
Loans receivable, gross	292,550,000	[1]				268,906,000	[1]				292,550,000	[1]	268,906,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.40%					1.00%					0.40%		1.00%
Loans Collectively Evaluated for Impairment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	7,624,000					5,058,000					7,624,000		5,058,000
Financing Receivable, Allowance for Credit Losses	7,624,000					5,058,000					7,624,000		5,058,000
Loans receivable, gross	161,689,000	[1]				106,406,000	[1]				161,689,000	[1]	106,406,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.70%					4.80%					4.70%		4.80%
Loans Collectively Evaluated for Impairment [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	965,000					1,139,000					965,000		1,139,000
Financing Receivable, Allowance for Credit Losses	965,000					1,139,000					965,000		1,139,000
Loans receivable, gross	112,812,000	[1]				115,092,000	[1]				112,812,000	[1]	115,092,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.90%					1.00%					0.90%		1.00%
Loans Collectively Evaluated for Impairment [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,563,000					2,971,000					2,563,000		2,971,000
Financing Receivable, Allowance for Credit Losses	2,563,000					2,971,000					2,563,000		2,971,000
Loans receivable, gross	63,374,000	[1]				67,509,000	[1]				63,374,000	[1]	67,509,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.00%					4.40%					4.00%		4.40%
Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	15,983,000					41,912,000					15,983,000		41,912,000
Financing Receivable, Allowance for Credit Losses	15,983,000					41,912,000					15,983,000		41,912,000
Loans receivable, gross	234,354,000	[1]				282,996,000	[1]				234,354,000	[1]	282,996,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	6.80%					14.80%					6.80%		14.80%
Loans Individually Evaluated for Impairment [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	78,000					5,866,000					78,000		5,866,000
Financing Receivable, Allowance for Credit Losses	78,000					5,866,000					78,000		5,866,000
Loans receivable, gross	84,584,000	[1]				32,556,000	[1]				84,584,000	[1]	32,556,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.10%					18.00%					0.10%		18.00%
Loans Individually Evaluated for Impairment [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,981,000					6,859,000					2,981,000		6,859,000
Financing Receivable, Allowance for Credit Losses	2,981,000					6,859,000					2,981,000		6,859,000
Loans receivable, gross	25,325,000	[1]				50,473,000	[1]				25,325,000	[1]	50,473,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	11.80%					13.60%					11.80%		13.60%
Loans Individually Evaluated for Impairment [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	0	[1]				0	[1]				0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Loans Individually Evaluated for Impairment [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	8,901,000					22,230,000					8,901,000		22,230,000
Financing Receivable, Allowance for Credit Losses	8,901,000					22,230,000					8,901,000		22,230,000
Loans receivable, gross	77,383,000	[1]				139,415,000	[1]				77,383,000	[1]	139,415,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	11.50%					15.90%					11.50%		15.90%
Loans Individually Evaluated for Impairment [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	761,000					1,135,000					761,000		1,135,000
Financing Receivable, Allowance for Credit Losses	761,000					1,135,000					761,000		1,135,000
Loans receivable, gross	3,178,000	[1]				2,240,000	[1]				3,178,000	[1]	2,240,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	23.90%					50.70%					23.90%		50.70%
Loans Individually Evaluated for Impairment [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,462,000					4,180,000					2,462,000		4,180,000
Financing Receivable, Allowance for Credit Losses	2,462,000					4,180,000					2,462,000		4,180,000
Loans receivable, gross	16,000,000	[1]				20,850,000	[1]				16,000,000	[1]	20,850,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	15.40%					20.00%					15.40%		20.00%
Loans Individually Evaluated for Impairment [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	798,000					1,601,000					798,000		1,601,000
Financing Receivable, Allowance for Credit Losses	798,000					1,601,000					798,000		1,601,000
Loans receivable, gross	26,660,000	[1]				34,536,000	[1]				26,660,000	[1]	34,536,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	3.00%					4.60%					3.00%		4.60%
Loans Individually Evaluated for Impairment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,000					41,000					2,000		41,000
Financing Receivable, Allowance for Credit Losses	2,000					41,000					2,000		41,000
Loans receivable, gross	1,134,000	[1]				2,926,000	[1]				1,134,000	[1]	2,926,000	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					1.40%					0.20%		1.40%
Loans Individually Evaluated for Impairment [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	90,000	[1]				0	[1]				90,000	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Loans Individually Evaluated for Impairment [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0					0		0
Financing Receivable, Allowance for Credit Losses	0					0					0		0
Loans receivable, gross	0	[1]				0	[1]				0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%					0.00%		0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loans receivable, gross	272,905,000					370,294,000					272,905,000		370,294,000
Ratio of Non-Performing Assets to Total Assets	2.19%					2.76%					2.19%		2.76%
Nonaccrual loans by portfolio segment	173,427,000					210,465,000					173,427,000		210,465,000
Nonperforming Financing Receivable [Member] | Single-family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	131,193,000					126,624,000					131,193,000		126,624,000
Nonperforming Financing Receivable [Member] | Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	10,634,000					15,383,000					10,634,000		15,383,000
Nonperforming Financing Receivable [Member] | Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	539,000					635,000					539,000		635,000
Nonperforming Financing Receivable [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	13,477,000					37,339,000					13,477,000		37,339,000
Nonperforming Financing Receivable [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	5,149,000					8,843,000					5,149,000		8,843,000
Nonperforming Financing Receivable [Member] | Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	4,185,000					7,664,000					4,185,000		7,664,000
Nonperforming Financing Receivable [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	7,653,000					11,380,000					7,653,000		11,380,000
Nonperforming Financing Receivable [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	16,000					1,679,000					16,000		1,679,000
Nonperforming Financing Receivable [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	198,000					481,000					198,000		481,000
Nonperforming Financing Receivable [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	$ 383,000					$ 437,000					$ 383,000		$ 437,000

[1]	Excludes covered loans

Allowance for Losses on Loans Internally Assigned Grade (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,468,534,000	7,804,613,000
Grade as percentage of total gross assets	94.90%	94.10%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	42,988,000	76,285,000
Grade as percentage of total gross assets	0.60%	0.90%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	352,916,000	415,550,000
Grade as percentage of total gross assets	4.50%	5.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000	2,245,000
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	381,000
Grade as percentage of total gross assets	0.00%	0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	272,905,000	370,294,000
Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		6,047,279,000
Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		171,599,000
Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		56,485,000
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		21,035,000
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		62,939,000
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		279,851,000
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,888,000
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,840,000
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		110,964,000
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		162,670,000
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		476,000
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		663,582,000
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,629,000
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		32,462,000
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		264,083,000
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,125,000
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		35,234,000
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		104,171,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,128,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,407,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		2,245,000
Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		381,000
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		115,092,000
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		66,512,000
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		528,000
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		469,000
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Non-Acquired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,755,219,000	8,299,074,000
Non-Acquired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,396,340,000
Non-Acquired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	38,622,000
Non-Acquired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	320,257,000
Non-Acquired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,778,922,000	6,218,878,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,588,252,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	844,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	189,826,000
Non-Acquired Loans [Member] | Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	129,637,000	140,459,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	86,126,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	10,113,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	33,398,000
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Non-Acquired Loans [Member] | Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000
Non-Acquired Loans [Member] | Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,677,000	200,692,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	73,661,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,637,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	46,379,000
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,006,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	223,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,615,000
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,140,000	700,673,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	684,649,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,098,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	20,393,000
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	319,210,000	303,442,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	278,022,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	16,282,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	24,906,000
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,823,000	109,332,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	158,421,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,071,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,331,000
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,902,000	115,092,000
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,902,000
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,374,000	67,509,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,611,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	354,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	409,000
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,117,000
Acquired Credit Impaired Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	72,194,000
Acquired Credit Impaired Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,366,000
Acquired Credit Impaired Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,659,000
Acquired Credit Impaired Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000
Acquired Credit Impaired Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	342,000
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	342,000
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Single-family Residential [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,591,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,466,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,125,000
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	601,000
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	601,000
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	87,154,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	53,683,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,308,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	28,200,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	963,000
Acquired Credit Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,292,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,566,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	58,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	733,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	935,000
Acquired Credit Impaired Loans [Member] | Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,137,000
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,137,000
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0
Acquired Credit Impaired Loans [Member] | Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0

Allowance for Losses on Loans Credit Risk Profile Based on Payment Activity (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Nonaccrual loans by portfolio segment	173,427,000	210,465,000
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,468,534,000	7,804,613,000
Grade as percentage of total gross assets	94.90%	94.10%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	42,988,000	76,285,000
Grade as percentage of total gross assets	0.60%	0.90%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	352,916,000	415,550,000
Grade as percentage of total gross assets	4.50%	5.00%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,898,000	2,245,000
Grade as percentage of total gross assets	0.00%	0.00%
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,581,792,000	8,088,609,000
Grade as percentage of total gross assets	97.80%	97.50%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	272,905,000	370,294,000
Nonaccrual loans by portfolio segment	173,427,000	210,465,000
Percentage of Total Gross Loans	2.20%	2.50%
Single-family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Single-family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		6,047,279,000
Single-family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		171,599,000
Single-family Residential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Single-family Residential [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,647,729,000	6,092,254,000
Grade as percentage of total gross assets	97.70%	98.00%
Single-family Residential [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	131,193,000	126,624,000
Percentage of Total Gross Loans	2.30%	2.00%
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Nonaccrual loans by portfolio segment	10,634,000	15,383,000
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		56,485,000
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		21,035,000
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		62,939,000
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Speculative [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	119,003,000	125,076,000
Grade as percentage of total gross assets	91.80%	89.00%
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	10,634,000	15,383,000
Percentage of Total Gross Loans	8.20%	11.00%
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Nonaccrual loans by portfolio segment	539,000	635,000
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		279,851,000
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Construction, Custom [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	211,151,000	279,216,000
Grade as percentage of total gross assets	99.70%	99.80%
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	539,000	635,000
Percentage of Total Gross Loans	0.30%	0.20%
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Nonaccrual loans by portfolio segment	13,477,000	37,339,000
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,888,000
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		44,840,000
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		110,964,000
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Acquisition and Development [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	111,200,000	163,353,000
Grade as percentage of total gross assets	89.20%	81.40%
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	13,477,000	37,339,000
Percentage of Total Gross Loans	10.80%	18.60%
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Nonaccrual loans by portfolio segment	5,149,000	8,843,000
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		162,670,000
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		476,000
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Land, Consumer Lot Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	136,695,000	154,303,000
Grade as percentage of total gross assets	96.40%	94.60%
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	5,149,000	8,843,000
Percentage of Total Gross Loans	3.60%	5.40%
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Nonaccrual loans by portfolio segment	4,185,000	7,664,000
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		663,582,000
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,629,000
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		32,462,000
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Multi Family Housing [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	705,955,000	693,009,000
Grade as percentage of total gross assets	99.40%	98.90%
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	4,185,000	7,664,000
Percentage of Total Gross Loans	0.60%	1.10%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Nonaccrual loans by portfolio segment	7,653,000	11,380,000
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		264,083,000
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		4,125,000
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		35,234,000
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Commercial Real Estate Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	311,557,000	292,062,000
Grade as percentage of total gross assets	97.60%	96.20%
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	7,653,000	11,380,000
Percentage of Total Gross Loans	2.40%	3.80%
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Nonaccrual loans by portfolio segment	16,000	1,679,000
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		104,171,000
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,128,000
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		1,407,000
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		2,245,000
Commercial and Industrial Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,807,000	107,653,000
Grade as percentage of total gross assets	100.00%	98.50%
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	16,000	1,679,000
Percentage of Total Gross Loans	0.00%	1.50%
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Nonaccrual loans by portfolio segment	198,000	481,000
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		115,092,000
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Home Equity Line of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	112,704,000	114,611,000
Grade as percentage of total gross assets	99.80%	99.60%
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	198,000	481,000
Percentage of Total Gross Loans	0.20%	0.40%
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Nonaccrual loans by portfolio segment	383,000	437,000
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		66,512,000
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		528,000
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		469,000
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross		0
Consumer Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,991,000	67,072,000
Grade as percentage of total gross assets	99.40%	99.40%
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	$ 383,000	$ 437,000
Percentage of Total Gross Loans	0.60%	0.60%

Allowance for Losses on Loans Impaired Loans Based on Loan Types (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 565,553		$ 476,822
Unpaid Principal Balance	617,765		514,726
Related Allowance	41,628	[1]	65,424	[1]
Average Recorded Investment	471,396		392,675
Amount of related allowance included in specific reserves	15,983		41,912
Amount of related allowance included in general reserves	25,645		23,512
Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	424,856		337,143
Unpaid Principal Balance	442,243		341,121
Related Allowance	25,723		29,378
Average Recorded Investment	354,874		267,671
Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	26,562		37,541
Unpaid Principal Balance	29,404		40,281
Related Allowance	2,981		6,859
Average Recorded Investment	26,403		33,759
Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	38,750		71,472
Unpaid Principal Balance	50,959		100,882
Related Allowance	8,901		22,230
Average Recorded Investment	38,067		69,174
Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	15,558		352
Unpaid Principal Balance	16,066		352
Related Allowance	761		1,135
Average Recorded Investment	13,613		110
Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,945		20,382
Unpaid Principal Balance	23,546		21,657
Related Allowance	2,462		4,180
Average Recorded Investment	21,214		16,438
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	34,912		9,891
Unpaid Principal Balance	46,378		10,392
Related Allowance	798		1,601
Average Recorded Investment	15,843		5,492
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,146		41
Unpaid Principal Balance	7,365		41
Related Allowance	2		41
Average Recorded Investment	603		31
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	824		0
Unpaid Principal Balance	1,800		0
Related Allowance	0		0
Average Recorded Investment	779		0
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	4		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	383,977		433,808
Unpaid Principal Balance	384,381		434,684
Related Allowance	41,628	[1]	65,424	[1]
Average Recorded Investment	370,889		344,999
Financing Receivable, Impairment, Allowance Recorded [Member] | Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	317,901		331,546
Unpaid Principal Balance	317,901		331,546
Related Allowance	25,723		29,378
Average Recorded Investment	305,350		261,736
Financing Receivable, Impairment, Allowance Recorded [Member] | Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,836		29,255
Unpaid Principal Balance	12,836		29,255
Related Allowance	2,981		6,859
Average Recorded Investment	12,822		26,385
Financing Receivable, Impairment, Allowance Recorded [Member] | Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,750		49,036
Unpaid Principal Balance	20,750		49,912
Related Allowance	8,901		22,230
Average Recorded Investment	21,650		41,006
Financing Receivable, Impairment, Allowance Recorded [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,881		352
Unpaid Principal Balance	13,881		352
Related Allowance	761		1,135
Average Recorded Investment	13,126		110
Financing Receivable, Impairment, Allowance Recorded [Member] | Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,153		17,149
Unpaid Principal Balance	14,555		17,149
Related Allowance	2,462		4,180
Average Recorded Investment	14,279		12,380
Financing Receivable, Impairment, Allowance Recorded [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,722		6,429
Unpaid Principal Balance	3,722		6,429
Related Allowance	798		1,601
Average Recorded Investment	2,897		3,351
Financing Receivable, Impairment, Allowance Recorded [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		41
Unpaid Principal Balance	2		41
Related Allowance	2		41
Average Recorded Investment	22		31
Financing Receivable, Impairment, Allowance Recorded [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	734		0
Unpaid Principal Balance	734		0
Related Allowance	0		0
Average Recorded Investment	743		0
Financing Receivable, Impairment, Allowance Recorded [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	181,576		43,014
Unpaid Principal Balance	233,384		80,042
Related Allowance	0		0
Average Recorded Investment	100,507		47,676
Financing Receivable, Impairment, No Related Allowance [Member] | Single-family Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	106,955		5,597
Unpaid Principal Balance	124,342		9,575
Related Allowance	0		0
Average Recorded Investment	49,524		5,935
Financing Receivable, Impairment, No Related Allowance [Member] | Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	13,726		8,286
Unpaid Principal Balance	16,568		11,026
Related Allowance	0		0
Average Recorded Investment	13,581		7,374
Financing Receivable, Impairment, No Related Allowance [Member] | Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member] | Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	18,000		22,436
Unpaid Principal Balance	30,209		50,970
Related Allowance	0		0
Average Recorded Investment	16,417		28,168
Financing Receivable, Impairment, No Related Allowance [Member] | Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,677		0
Unpaid Principal Balance	2,185		0
Related Allowance	0		0
Average Recorded Investment	487		0
Financing Receivable, Impairment, No Related Allowance [Member] | Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,792		3,233
Unpaid Principal Balance	8,991		4,508
Related Allowance	0		0
Average Recorded Investment	6,935		4,058
Financing Receivable, Impairment, No Related Allowance [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	31,190		3,462
Unpaid Principal Balance	42,656		3,963
Related Allowance	0		0
Average Recorded Investment	12,946		2,141
Financing Receivable, Impairment, No Related Allowance [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,146		0
Unpaid Principal Balance	7,363		0
Related Allowance	0		0
Average Recorded Investment	581		0
Financing Receivable, Impairment, No Related Allowance [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	90		0
Unpaid Principal Balance	1,066		0
Related Allowance	0		0
Average Recorded Investment	36		0
Financing Receivable, Impairment, No Related Allowance [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	4		0
Related Allowance	0		0
Average Recorded Investment	$ 0		$ 0

[1]	Includes $15,983,000 of specific reserves and $25,645,000 included in the general reserves

Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest receivable	$ 46,857	$ 52,332
Loans Receivable [Member]
Interest receivable	40,600	38,997
Collateralized Mortgage Backed Securities [Member]
Interest receivable	5,187	11,293
Investment Securities [Member]
Interest receivable	$ 1,070	$ 2,042

Premises and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 237,584,000	$ 218,640,000
Accumulated depreciation	(58,739,000)	(52,047,000)
Premises and equipment, net	178,845,000	166,593,000
Future minimum payments due, current	3,300,000
Future minimum payments due, two years	2,600,000
Future minimum payments due, three years	2,000,000
Future minimum payments due, four years	1,100,000
Future minimum payments due, five years and thereafter	2,600,000
Rental expense	3,825,000	3,083,000	3,170,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	82,426,000	78,282,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	114,106,000	102,403,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	7,530,000	6,919,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 33,522,000	$ 31,036,000
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	25 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	7 years
Minimum [Member] | Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	2 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	40 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	15 years
Maximum [Member] | Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum	10 years

Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Customer Accounts Greater than $250,000	$ 1,036,388	$ 921,462
Checking accounts, .50% and under	894,639	779,053
Passbook and statement accounts, .50% and under	314,634	255,396
Insured money market accounts, .01% to .75%	1,737,180	1,627,739
Certificate accounts
Less than 2.00%	4,308,341	4,170,232
2.00% to 2.99%	841,520	1,229,918
3.00% to 3.99%	381,324	418,720
4.00% to 4.99%	98,119	174,854
5.00% to 5.99%	861	9,991
Total certificates	5,630,165	6,003,715
Savings and Demand Accounts and Repurchase Agreements with Customers	8,576,618	8,665,903
Within 1 year	3,556,701	3,973,028
1 to 2 years	1,013,450	1,388,885
2 to 3 years	425,559	274,704
Over 3 years	$ 634,455	$ 367,098

Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Checking accounts	$ 857	$ 1,908	$ 2,299
Passbook and statement accounts	574	682	1,100
Insured money market accounts	4,609	7,148	12,121
Certificate accounts	81,506	106,878	131,567
Interest expense on customer accounts	87,546	116,616	147,087
Less early withdrawal penalties	(607)	(781)	(727)
Interest Expense, Customer Deposits	$ 86,939	$ 115,835	$ 146,360
Weighted average interest rate at end of year	0.90%	1.14%	1.51%
Weighted daily average interest rate during the year	0.99%	1.32%	1.69%

FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Within 1 year	$ 0	$ 0
1 to 3 years	100,000	0
4 to 5 years	500,000	1,212,066
More than 5 years	1,280,000	750,000
FHLB advances	1,880,000	1,962,066
Advances that are callable	450,000	1,150,000
Within 1 year	275,000	1,100,000
1 to 3 years	275,000	450,000
4 to 5 years	500,000	412,066
More than 5 years	830,000	0
Weighted average interest rate at end of year	3.60%	4.10%	4.24%
Weighted daily average interst rate during the year	4.14%	4.35%	4.46%
Daily average of FHLB advances	1,949,019	1,883,135	2,070,843
Maximum amount of FHLB advances at any month end	1,961,895	1,962,616	2,078,695
Interest expense during the year	$ 80,617	$ 81,994	$ 92,402
Credit line total percentage of assets	50.00%

Other Borrowings (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Reverse repurchase agreements and other borrowings due within 1 year	$ 0	$ 0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	0	300,000,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	0	300,000,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	200,000,000
Other borrowings	0	800,000,000
Callable reverse repurchase agreements and other borrowings	0	500,000,000
Reverse repurchase agreements and other borrowings due within 1 year	0	200,000,000
Reverse repurchase agreements and other borrowings due from 1 to 3 years	0	300,000,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	0	300,000,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	0
Repurchase agreements with customers	0	800,000,000
Daily average of securities sold under agreements to repurchase	0.00%	3.90%	3.90%
Weighted daily average interest rate during the year	3.71%	3.73%	3.90%
Daily average of securities sold under agreements to repurchase	692,896,000	800,000,000	800,000,000
Maximum securities sold under agreements to repurchase at any month end	800,000,000	800,000,000	800,000,000
Weighted average interest rate at end of year	25,693,000	29,867,000	29,867,000
Weighted average interest rate at end of year	0.00%	0.00%	0.00%
Weighted daily average interest rate during the year	0.00%	0.00%	4.98%
Daily average of other borrowings	0	0	9,479,000
Maximum other borrowings at any month end	0	0	14,310,000
Interest expense during the year	$ 0	$ 0	$ 22,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Net deferred tax asset (liability)	$ 8,449	$ (17,075)
Deferred tax assets
Loan loss reserves	48,932	56,930
REO reserves	24,003	41,268
Asset Purchase Tax Basis Difference (net)	29,165	27,068
Delinquent accrued interest	5,932	7,380
Other, net	958	1,236
Total deferred tax assets	108,990	133,882
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	21,050	24,973
Federal Home Loan Bank stock dividends	35,557	36,161
Valuation adjustment on available-for-sale securities	7,731	49,845
Loan origination costs	12,670	13,098
Depreciation	22,313	24,751
Deferred gain on forward commitments	0	890
Core deposit intangible	1,220	1,239
Total deferred tax liabilities	100,541	150,957
Current tax asset (liability)	14,064	15,540
Net tax asset (liability)	$ 22,513	$ (1,535)

Income Taxes Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statutory income tax rate	35.00%	35.00%	35.00%
IRS tax settlement	0.00%	0.00%	(32.00%)
State income tax	2.00%	2.00%	2.00%
Other differences	(1.00%)	(1.00%)	(1.00%)
Effective income tax rate	36.00%	36.00%	4.00%

Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,191	$ 3,893
Tax positions related to current year:
Additions	0	0
Reductions	0	0
Tax positions related to prior years:
Additions	506	520
Reductions	0	0
Settlements with taxing authorities	0	0
Lapses in statutes of limitations	(188)	(222)
Ending balance	$ 4,509	$ 4,191

Income Taxes Income Taxes Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Deferred Tax Liability Not Recognized [Line Items]
Liability for uncertain tax positions	$ 3.2	$ 3
Unrecognized tax benefits that would impact effective tax rate	1.1
Interest on income taxes accrued	2	1.6
Income tax penalties accrued	$ 0.3	$ 0.3
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Returns open to examination, state impact of federal changes, maximum (years)	2 years

401(k) and Employee Stock Ownership Plan (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual Employee Additional Contribution Threshold, Percentage of Base Salary	100.00%
Annual Employee Additional Contribution, Maximum Allowable Contribution	$ 49,000
Term for Employees to Become Fully Vested	6 years
Company contributions to plan	$ 5,400,000	$ 5,400,000	$ 4,800,000

Stock Option Plans (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Contractual term of award	10 years
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,626,350
Unrecognized compensation cost for stock options, net of forfeitures	$ 1,352,000
Weighted average remaining period (years)	1 year 8 months 12 days
Compensation cost for stock options	848,000	1,087,000	1,213,000
Weighted average assumptions
Annual dividend yield	2.34%	1.89%	1.20%
Expected volatility	31.00%	30.00%	26.00%
Risk-free interest rate	0.77%	2.00%	2.20%
Expected life	4 years 6 months	4 years 6 months	4 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved	630,735
Fair market value at date of grant at restricted stock	10,700,000
Shares remaining restricted	189,609
Compensation cost for stock options	$ 1,992,000	$ 1,537,000	$ 1,055,000
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years

Stock Option Plans Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	2,741,240
Options granted	3,000
Options exercised	(28,389)
Options forfeited	(415,745)
Options outstanding at end of period	2,300,106
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period	$ 19.97
Options granted, weighted average exercise price	$ 17.07
Options exercised, weighted average exercise price	$ 12.57
Options forfeited, weighted average exercise price	$ 16.92
Options outstanding, weighted average exercise price at end of period	$ 20.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable	1,685,834
Options exercisable, weighted average exercise price	$ 21.69
Options outstanding, weighted average remaining contractual term	4 years
Options exercisable, weighted average remaining contractual term	3 years
Options outstanding, aggregate intrinsic value	$ 1,269
Options exercisable, aggregate intrinsic value	$ 602

Stock Option Plans Other Stock Option Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost for stock options	$ 848	$ 1,087	$ 1,213
Weighted average grant date fair value	$ 3.53	$ 3.89	$ 4.43
Total intrinsic value of options exercised	125	259	975
Grant date fair value of options exercised	54	312	482
Cash received from options exercises	0	1,630	1,760
Tax benefit realized for option exercises	$ 0	$ 37	$ 227

Stock Option Plans Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period		1,008,858
Granted	3,000
Vested	(310,591)
Forfeited	(86,995)
Outstanding, end of period	614,272	1,008,858
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 3.2	$ 3.02
Granted, weighted average grant date fair value	$ 3.53
Vested, weighted average grant date fair value	$ 2.59
Forfeited, weighted average grant date fair value	$ 3.28
Outstanding, weighted average grant date fair value, end of period	$ 3.2	$ 3.02

Stockholders' Equity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,653,760	$ 1,624,817
Capital to Risk Weighted Assets	27.29%	24.68%
Capital Required for Capital Adequacy	484,822	526,765
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	606,028	658,456
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	1,577,280	1,543,438
Tier One Risk Based Capital to Risk Weighted Assets	26.03%	23.44%
Tier One Leverage Capital Required to be Well Capitalized	363,617	395,074
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Core Capital	1,577,280	1,543,438
Core Capital to Adjusted Tangible Assets	12.92%	11.82%
Core Capital Required to be Well Capitalized	610,556	652,672
Core Capital Required to be Well Capitalized to Adjusted Tangible Assets	5.00%	5.00%
Core Capital to Total Assets	12.92%	11.82%
Core Capital Required for Capital Adequacy	366,334	391,603
Core Capital Required for Capital Adequacy to Total Assets	3.00%	3.00%
Tangible Capital	1,577,280	1,543,438
Tangible Capital to Tangible Assets	12.92%	11.82%
Tangible Capital Required for Capital Adequacy	$ 183,167	$ 195,802
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%

Stockholders' Equity Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Equity [Abstract]
Stock repurchased	2,895,484	3,804,800
Weighted average cost of repurchased stock	$ 14.48	$ 15.68
Additional shares authorized to be repurchased	6,188,030

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 751,430	$ 816,002
Available-for-sale securities	1,781,705	3,255,144
Held-to-maturity securities	1,191,487	47,036
Loans receivable	7,451,998	7,935,877
Covered loans	288,376	382,183
FDIC indemnification asset	87,571	98,871
FHLB stock	149,840	151,755
Customer accounts	8,576,618	8,665,903
FHLB advances and other borrowings	1,880,000	2,762,066
Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	751,430	816,002
Available-for-sale securities	1,781,705	3,255,144
Held-to-maturity securities	1,217,223	50,616
Loans receivable	7,949,892	8,479,307
Covered loans	289,754	375,027
FDIC indemnification asset	85,846	101,751
FHLB stock	149,840	151,755
Customer accounts	8,406,432	8,557,357
FHLB advances and other borrowings	2,110,223	3,038,127
Equity Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Equity Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Obligations of U.S. government [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Obligations of U.S. government [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Obligations of states and political subdivisions [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	795	1,950
Obligations of states and political subdivisions [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	802	2,023
Obligations of foreign governments [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Obligations of foreign governments [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Corporate debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Corporate debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Agency pass-through certificates [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	1,190,692	45,086
Agency pass-through certificates [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	1,216,421	48,593
Other debt securites [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Other debt securites [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Equity Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities		0
Equity Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Obligations of U.S. government [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	183,560	190,527
Obligations of U.S. government [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	183,560	190,527
Obligations of states and political subdivisions [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	24,844	23,568
Obligations of states and political subdivisions [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	24,844	23,568
Obligations of foreign governments [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Obligations of foreign governments [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Corporate debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	403,325	29,959
Corporate debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	403,325	29,959
Agency pass-through certificates [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,169,976	3,011,090
Agency pass-through certificates [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	1,169,976	3,011,090
Other debt securites [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Other debt securites [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 0	$ 0

Financial Information - Washington Federal, INC. Statement of Financial Condition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets
Other Assets	$ 137,219	$ 59,710
Assets	12,472,944	13,440,749
Liabilities
Liabilities	10,573,192	11,534,216
Stockholders��� equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533	1,841,147	1,745,485
Liabilities and Equity	12,472,944	13,440,749
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	129,950,223	129,853,534
Common stock, shares outstanding (in shares)	106,177,615	108,976,410
Treasury stock, shares (in shares)	23,772,608	20,877,124
Parent Company [Member]
Assets
Cash	61,926	27,699
Investment in subsidiary	1,846,375	1,885,498
Other Assets	1	37
Dividend receivable	0	0
Assets	1,908,302	1,913,234
Liabilities
Borrowed money	0	0
Dividend payable and other liabilities	8,550	6,700
Other liabilities	0	1
Liabilities	8,550	6,701
Stockholders��� equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,950,223 and 129,853,534 shares issued; 106,177,615 and 108,976,410 shares outstanding	129,950	129,854
Paid-in capital	1,586,295	1,582,843
Accumulated other comprehensive income (loss), net of tax	13,306	85,789
Treasury stock, at cost; 23,772,608 and 20,877,124 shares	(310,579)	(268,665)
Retained earnings	480,780	376,712
Stockholders' Equity	1,899,752	1,906,533
Liabilities and Equity	$ 1,908,302	$ 1,913,234

Financial Information - Washington Federal, INC. Statements of Operations and Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Expense
Net income before equity in undistributed net income of subsidiary	$ 215,911	$ 173,659	$ 123,025
Income tax benefit	77,728	62,518	4,372
NET INCOME	138,183	111,141	118,653
Cash Flows From Operating Activities
NET INCOME	138,183	111,141	118,653
Adjustments to reconcile net income to net cash provided by operating activities
Decrease (increase) in other assets	(74,889)	21,600	(51,641)
Net cash provided by (used in) operating activities	174,956	261,697	250,881
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Increase (decrease) in borrowings	(995,306)	(100,000)	(539,034)
Treasury stock purchased	(41,914)	(59,680)	0
Dividends paid on common stock	(32,430)	(25,697)	(22,450)
Net cash used by financing activities	(1,293,868)	(170,284)	(167,931)
Increase (decrease) in cash	(64,572)	(72,620)	390,234
Cash and cash equivalents at beginning of period	816,002	888,622	498,388
Cash and cash equivalents at ending of period	751,430	816,002	888,622
Parent Company [Member]
Income
Dividends from subsidiary	106,234	100,600	0
Other	0	0	14
Total Income	106,234	100,600	14
Expense
Miscellaneous	564	626	1,046
Total expense	564	626	1,046
Net income before equity in undistributed net income of subsidiary	105,670	99,974	(1,032)
Equity in undistributed net income of subsidiary	32,513	11,167	119,324
Income before income taxes	138,183	111,141	118,292
Income tax benefit	0	0	361
NET INCOME	138,183	111,141	118,653
Cash Flows From Operating Activities
NET INCOME	138,183	111,141	118,653
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(32,513)	(4,382)	(119,324)
Decrease (increase) in dividend receivable	0	0	0
Decrease (increase) in other assets	36	(37)	1,309
Increase (decrease) in other liabilities	2,508	1,121	(421)
Net cash provided by (used in) operating activities	108,214	107,843	217
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Proceeds from Employee Stock Ownership Plan	0	0	0
Net proceeds from follow on stock offering			0
Downstream stock offering proceeds to the Bank	0	0	0
Proceeds from issuance of preferred stock and warrants
Preferred stock redeemed
Increase (decrease) in borrowings	0	0	(14,310)
Treasury stock purchased	(41,914)	(59,680)	0
Dividends paid on preferred stock
Dividends paid on common stock	(32,430)	(26,796)	(22,450)
Net cash used by financing activities	(73,987)	(84,790)	(34,820)
Increase (decrease) in cash	34,227	23,053	(34,603)
Cash and cash equivalents at beginning of period	27,699	4,646	39,249
Cash and cash equivalents at ending of period	$ 61,926	$ 27,699	$ 4,646

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest income	$ 134,380	$ 145,384	$ 154,581	$ 155,926	$ 158,975	$ 161,531	$ 158,539	$ 165,590
Interest expense	42,209	48,849	49,979	52,212	54,457	55,399	56,984	60,856	193,249	227,696	269,101
Interest and dividend income, operating	92,171	96,535	104,602	103,714	104,518	106,132	101,555	104,734	590,271	644,635	663,560
Provision for loan losses	5,379	10,366	18,000	11,210	15,354	21,000	30,750	26,000	44,955	93,104	179,909
Other operating income (REO expense)	4,439	4,736	3,446	(5,923)	(6,962)	(3,894)	2,866	(6,127)
Other operating expense	35,713	35,964	36,812	34,365	34,285	34,174	33,321	34,279	34,631	29,496	28,830
Total Income	55,518	54,941	53,236	52,216	47,917	47,064	40,350	38,328	215,911	173,659	123,025
Income taxes	19,987	19,778	19,165	18,798	17,251	16,943	14,526	13,798	77,728	62,518	4,372
NET INCOME	$ 35,531	$ 35,163	$ 34,071	$ 33,418	$ 30,666	$ 30,121	$ 25,824	$ 24,530	$ 138,183	$ 111,141	$ 118,653
Basic earnings per share (in dollars per share)	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 1.29	$ 1	$ 1.06
Diluted earnings per share (in dollars per share)	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 1.29	$ 1	$ 1.05
Cash dividends per share (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.32	$ 0.24	$ 0.2
Return of average assets	1.10%	1.04%	1.00%	0.98%	0.91%	0.90%	0.77%	0.73%

Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 1,781,705
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,781,705
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	541
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	541
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of U.S. government [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	183,018
Obligations of U.S. government [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of U.S. government [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	183,018
Obligations of U.S. government [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of states and political subdivisions [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,844
Obligations of states and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of states and political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	24,844
Obligations of states and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of foreign governments [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of foreign governments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of foreign governments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Obligations of foreign governments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Corporate debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	403,326
Corporate debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Corporate debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	403,326
Corporate debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Agency pass-through certificates [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,169,976
Agency pass-through certificates [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Agency pass-through certificates [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,169,976
Agency pass-through certificates [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other debt securites [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other debt securites [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other debt securites [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other debt securites [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 0

Fair Value Measurements Fair Value Measured on Nonrecurring Basis (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012		Sep. 30, 2012
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 0		$ 0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	415,096		415,096
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	415,096		415,096
Impaired loans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Impaired loans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Impaired loans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	179,626	[1]	179,626	[1]
Impaired loans [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	179,626	[1]	179,626	[1]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	39,540	[2]	39,540	[2]
Covered Real Estate Owned [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	39,540	[2]	39,540	[2]
Real estate held for sale [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Real estate held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Real estate held for sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	195,930	[2]	195,930	[2]
Real estate held for sale [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	195,930	[2]	195,930	[2]
Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	24,430		123,945
Change During Period, Fair Value Disclosure [Member] | Impaired loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	6,259	[1]	42,550	[1]
Change During Period, Fair Value Disclosure [Member] | Covered Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	295	[2]	2,419	[2]
Change During Period, Fair Value Disclosure [Member] | Real estate held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ 17,876	[2]	$ 78,976	[2]

[1]	The losses represents remeasurements of collateral-dependent loans.
[2]	The losses represents aggregate writedowns and charge-offs on real estate held for sale.

Covered Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Covered assets	$ 317,925	$ 438,566
Gross covered loans	373,455	495,358
Covered loans, allowance for losses	0	(3,766)
Outstanding principal balance of acquired loans	373,455	491,592
Discount balance related to acquired loans	85,079	109,409
Covered loans, net	288,376	382,183
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	101,634	131,128
Additions	3,284	10,470
Payments received	(3,456)	(32,828)
Amortization	(15,510)	(10,239)
Carrying Amount, Accretion	1,619	3,103
Balance at end of period	87,571	101,634
Acquired Impaired Assets [Member]
Gross covered loans	144,612	202,937
Covered loans, allowance for losses	0	(3,766)
Outstanding principal balance of acquired loans	144,612	199,171
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	37,072	27,019
Carrying Amount, Balance at beginning of period	116,061	190,530
Accretable Yield, Additions	0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	0
Accretable Yield, Reclassifications from nonaccretable balance, net	34,690	24,025
Accretable Yield, Accretion	(20,860)	(13,972)
Carrying Amount, Transfers to Real Estate Owned	(15,905)	(54,638)
Carrying Amount, Payments received, net	(46,063)	(33,803)
Carrying Amount, Balance at end of period	74,953	116,061
Accretable Yield, Balance at end of period	50,902	37,072
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Carrying Amount, Accretion	20,860	13,972
Acquired Non Impaired Assets [Member]
Gross covered loans	228,843	292,421
Covered loans, allowance for losses	0	0
Outstanding principal balance of acquired loans	228,843	292,421
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	30,370	39,813
Carrying Amount, Balance at beginning of period	269,888	343,944
Accretable Yield, Additions	0	0
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(6,581)	(9,443)
Carrying Amount, Transfers to Real Estate Owned	0	0
Carrying Amount, Payments received, net	(63,046)	(83,499)
Carrying Amount, Balance at end of period	213,423	269,888
Accretable Yield, Balance at end of period	23,789	30,370
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Carrying Amount, Accretion	6,581	9,443
Single Family Residential [Member]
Gross covered loans	43,375	55,449
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Gross covered loans	7,699	9,235
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	35,676	46,214
Construction, Speculative [Member]
Gross covered loans	4,609	9,321
Construction, Speculative [Member] | Acquired Impaired Assets [Member]
Gross covered loans	4,519	8,006
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	90	1,315
Construction, Custom [Member]
Gross covered loans	1,196	2,799
Construction, Custom [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,196	2,799
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	0	0
Land, Acquisition and Development [Member]
Gross covered loans	34,177	47,217
Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Gross covered loans	22,747	32,159
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	11,430	15,058
Land, Consumer Lot Loans [Member]
Gross covered loans	995	1,153
Land, Consumer Lot Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	497	499
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	498	654
Multi Family Housing [Member]
Gross covered loans	32,343	44,239
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Gross covered loans	4,698	9,333
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	27,645	34,906
Commercial Real Estate [Member]
Gross covered loans	205,376	250,063
Commercial Real Estate [Member] | Acquired Impaired Assets [Member]
Gross covered loans	83,784	101,599
Commercial Real Estate [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	121,592	148,464
Commercial and Industrial Loans [Member]
Gross covered loans	31,527	58,874
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	18,504	35,993
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	13,023	22,881
Home Equity Line of Credit [Member]
Gross covered loans	18,280	23,559
Home Equity Line of Credit [Member] | Acquired Impaired Assets [Member]
Gross covered loans	309	1,829
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	17,971	21,730
Consumer Portfolio Segment [Member]
Gross covered loans	1,577	2,684
Consumer Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Gross covered loans	659	1,485
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	$ 918	$ 1,199

Covered Assets Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 373,455	$ 495,358
Discount balance related to acquired loans	(85,079)	(109,409)
Covered loans, allowance for losses	0	(3,766)
Covered loans, net	288,376	382,183
Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	228,843	292,421
Covered loans, allowance for losses	0	0
Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	144,612	202,937
Covered loans, allowance for losses	0	(3,766)
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	35,676
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,622
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	90
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,430
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	498
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	27,645
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,996
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	121,592
Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	67,592
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	13,023
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,259
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,971
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	918
Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	50,953
Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,190
Pass [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	94.90%	94.10%
Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	176,763
Grade as percentage of total gross assets	77.30%
Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,749
Pass [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,272
Pass [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	669
Pass [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	90
Pass [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,440
Pass [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	498
Pass [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	24,898
Pass [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	89,530
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	404
Pass [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	7,146
Pass [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,787
Pass [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	17,971
Pass [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	918
Pass [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,795
Pass [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,094
Special Mention [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.60%	0.90%
Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,778
Grade as percentage of total gross assets	1.20%
Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,092
Special Mention [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,970
Special Mention [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	298
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,785
Special Mention [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	510
Special Mention [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,006
Special Mention [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,301
Special Mention [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	4.50%	5.00%
Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	49,302
Grade as percentage of total gross assets	21.50%
Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	96,771
Substandard [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,404
Substandard [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,953
Substandard [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,020
Substandard [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,747
Substandard [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,996
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	31,764
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	41,403
Substandard [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,367
Substandard [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	10,466
Substandard [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Substandard [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	35,857
Substandard [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,096
Doubtful [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Home Equity Line of Credit and Other Consumer Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 0

Covered Assets Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 373,455	$ 491,592
Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	228,843	292,421
Loans and Leases Receivable, Covered Loans, Current	212,210
Loans and Leases Receivable, Covered Loans, 30 Days	2,189
Loans and Leases Receivable, Covered Loans, 60 Days	4,567
Loans and Leases Receivable, Covered Assets, 90 Days	9,877
Loans and Leases Receivable, Covered Assets, Past Due	16,633
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	7.27%
Acquired Non Impaired Assets [Member] | Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	35,676
Loans and Leases Receivable, Covered Loans, Current	32,601
Loans and Leases Receivable, Covered Loans, 30 Days	2,075
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,000
Loans and Leases Receivable, Covered Assets, Past Due	3,075
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	8.62%
Acquired Non Impaired Assets [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	90
Loans and Leases Receivable, Covered Loans, Current	90
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired Non Impaired Assets [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Acquired Non Impaired Assets [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	11,430
Loans and Leases Receivable, Covered Loans, Current	9,922
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	13.19%
Acquired Non Impaired Assets [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	498
Loans and Leases Receivable, Covered Loans, Current	385
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	113
Loans and Leases Receivable, Covered Assets, Past Due	113
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	22.69%
Acquired Non Impaired Assets [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	27,645
Loans and Leases Receivable, Covered Loans, Current	26,137
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.45%
Acquired Non Impaired Assets [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	121,592
Loans and Leases Receivable, Covered Loans, Current	115,206
Loans and Leases Receivable, Covered Loans, 30 Days	17
Loans and Leases Receivable, Covered Loans, 60 Days	4,447
Loans and Leases Receivable, Covered Assets, 90 Days	1,922
Loans and Leases Receivable, Covered Assets, Past Due	6,386
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.25%
Acquired Non Impaired Assets [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	13,023
Loans and Leases Receivable, Covered Loans, Current	9,513
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	69
Loans and Leases Receivable, Covered Assets, 90 Days	3,441
Loans and Leases Receivable, Covered Assets, Past Due	3,510
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	26.95%
Acquired Non Impaired Assets [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	17,971
Loans and Leases Receivable, Covered Loans, Current	17,440
Loans and Leases Receivable, Covered Loans, 30 Days	97
Loans and Leases Receivable, Covered Loans, 60 Days	50
Loans and Leases Receivable, Covered Assets, 90 Days	384
Loans and Leases Receivable, Covered Assets, Past Due	531
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	2.95%
Acquired Non Impaired Assets [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	918
Loans and Leases Receivable, Covered Loans, Current	916
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	1
Loans and Leases Receivable, Covered Assets, 90 Days	1
Loans and Leases Receivable, Covered Assets, Past Due	$ 2
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	0.22%

Subsequent Event (Details) (USD $)	Sep. 30, 2012 Offices	Sep. 30, 2011	Oct. 31, 2012 Subsequent Event [Member] WesternStates Offices	Oct. 31, 2012 Subsequent Event [Member] South Valley Bank [Member]
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				1,995,936
Business Acquisition, Cost of Acquired Entity, Cash Paid				$ 10,400,000
Business Acquisition, Cost of Acquired Entity, Purchase Price				44,000,000
Number of offices (in offices)	166		190
Number of States in which Entity Operates			8
Assets	12,472,944,000	13,440,749,000	13,300,000,000
Deposits			$ 9,300,000,000